Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.6%
		Basic Materials: 1.5%
1,250,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	$ 1,236,325	0.1
1,925,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	2,022,228	0.1
800,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	806,916	0.0
250,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	229,187	0.0
1,350,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,381,806	0.1
1,500,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,546,605	0.1
325,000		Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	277,688	0.0
260,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	251,550	0.0
2,300,000		CNAC HK Finbridge Co. Ltd., 3.875%, 06/19/2029	2,498,567	0.1
1,500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,742,272	0.1
675,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	709,891	0.0
275,000	(1)	Constellium SE, 5.625%, 06/15/2028	271,747	0.0
250,000	(1)	Constellium SE, 5.750%, 05/15/2024	250,911	0.0
550,000	(1)	Constellium SE, 6.625%, 03/01/2025	557,912	0.0
1,250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,359,031	0.1
550,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	519,808	0.0
1,400,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	1,361,269	0.1
125,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	121,367	0.0
350,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	356,599	0.0
750,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	807,671	0.0
775,000		Hecla Mining Co., 7.250%, 02/15/2028	788,563	0.0
635,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	663,575	0.0
1,200,000		International Paper Co., 4.350%, 08/15/2048	1,417,726	0.1
2,000,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	2,045,370	0.1
400,000	(2)	Inversiones CMPC SA, 4.375%, 04/04/2027	428,424	0.0
525,000		Methanex Corp., 5.650%, 12/01/2044	416,220	0.0
1,800,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	1,919,812	0.1
1,175,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,176,375	0.1
700,000	(1)	OCI NV, 5.250%, 11/01/2024	674,625	0.0
575,000	(1)	OCI NV, 6.625%, 04/15/2023	580,750	0.0
650,000		Olin Corp., 5.125%, 09/15/2027	609,638	0.0
700,000	(1)	PolyOne Corp., 5.750%, 05/15/2025	721,438	0.0
950,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	974,757	0.1
2,500,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	2,542,875	0.1
825,000		Sherwin-Williams Co/The, 3.300%, 05/15/2050	839,367	0.0
350,000		Southern Copper Corp., 5.875%, 04/23/2045	453,285	0.0
620,000	(1)	SPCM SA, 4.875%, 09/15/2025	626,749	0.0
1,350,000		Suzano Austria GmbH, 5.000%, 01/15/2030	1,369,656	0.1
200,000		Suzano Austria GmbH, 6.000%, 01/15/2029	216,464	0.0
750,000		Teck Resources Ltd., 5.200%, 03/01/2042	737,704	0.0
850,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	808,031	0.0
1,000,000	(1)	Tronox, Inc., 6.500%, 04/15/2026	937,400	0.0
525,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	534,466	0.0
			39,792,620	1.5

		Communications: 2.6%
750,000	(1)	Altice Finco SA, 7.625%, 02/15/2025	782,741	0.0
600,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	570,753	0.0
1,200,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	1,327,110	0.1
900,000	(1)	Altice France SA/France, 7.375%, 05/01/2026	940,491	0.0
775,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	849,512	0.0
950,000		AMC Networks, Inc., 4.750%, 08/01/2025	934,900	0.0
290,000		AT&T, Inc., 3.400%, 05/15/2025	319,077	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,068,000		AT&T, Inc., 4.500%, 03/09/2048	1,255,323	0.1
500,000		AT&T, Inc., 5.150%, 02/15/2050	641,956	0.0
625,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	640,878	0.0
600,000		CSC Holdings LLC, 5.875%, 09/15/2022	628,335	0.0
135,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	136,856	0.0
350,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	358,652	0.0
1,450,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,502,272	0.1
675,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	697,612	0.0
850,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	882,806	0.0
1,450,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	1,502,990	0.1
395,000		CenturyLink, Inc., 5.625%, 04/01/2025	409,459	0.0
385,000		CenturyLink, Inc., 5.800%, 03/15/2022	396,444	0.0
950,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	883,723	0.0
1,250,000		Comcast Corp., 4.000%, 08/15/2047	1,510,258	0.1
80,000		Comcast Corp., 4.250%, 01/15/2033	98,363	0.0
60,000		Comcast Corp., 5.650%, 06/15/2035	85,023	0.0
1,300,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	1,258,790	0.1
100,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	90,371	0.0
540,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	541,404	0.0
1,025,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	970,572	0.1
775,000	(2)	Consolidated Communications, Inc., 6.500%, 10/01/2022	716,391	0.0
1,750,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	1,862,831	0.1
975,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	1,003,543	0.1
600,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	627,537	0.0
400,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	437,662	0.0
1,025,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	948,602	0.1
550,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	401,456	0.0
1,550,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	834,722	0.0
673,000		Discovery Communications LLC, 2.950%, 03/20/2023	707,584	0.0
650,000		DISH DBS Corp., 5.000%, 03/15/2023	649,360	0.0
400,000		DISH DBS Corp., 5.875%, 07/15/2022	407,610	0.0
1,000,000		DISH DBS Corp., 5.875%, 11/15/2024	995,785	0.1
580,000	(1)	DISH DBS Corp., 7.375%, 07/01/2028	579,275	0.0
250,000	(1)	Dolya Holdco 18 DAC, 5.000%, 07/15/2028	248,050	0.0
800,000		Embarq Corp., 7.995%, 06/01/2036	900,176	0.0
1,100,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	961,009	0.1
375,000	(1),(3)	Frontier Communications Corp., 8.000%, 04/01/2027	381,255	0.0
900,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	902,345	0.0
575,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	590,899	0.0
645,000	(1)	GTT Communications, Inc., 7.875%, 12/31/2024	340,641	0.0
900,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	937,296	0.0
325,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	311,737	0.0
1,200,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	1,101,822	0.1
1,000,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,021,690	0.1
225,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	225,586	0.0
850,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	877,765	0.0
425,000	(1)	Match Group, Inc., 4.125%, 08/01/2030	416,832	0.0
165,000	(1)	Match Group, Inc., 4.625%, 06/01/2028	167,562	0.0
950,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	886,469	0.0
1,275,000		Meredith Corp., 6.875%, 02/01/2026	1,061,603	0.1
650,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	662,311	0.0
225,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	240,989	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,150,000		Netflix, Inc., 5.875%, 11/15/2028	1,309,948	0.1
525,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	530,305	0.0
900,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	902,277	0.0
245,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	223,822	0.0
800,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	821,828	0.0
1,175,000		Sprint Communications, Inc., 6.000%, 11/15/2022	1,240,935	0.1
2,500,000		Sprint Corp., 7.125%, 06/15/2024	2,827,350	0.1
800,000		Sprint Corp., 7.625%, 03/01/2026	946,148	0.1
210,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	194,423	0.0
775,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	730,934	0.0
200,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	217,981	0.0
1,025,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,156,779	0.1
2,000,000		Tencent Holdings Ltd., 3.975%, 04/11/2029	2,261,560	0.1
1,100,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	1,057,375	0.1
1,525,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	1,609,493	0.1
1,075,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,030,656	0.1
400,000	(1)	Univision Communications, Inc., 9.500%, 05/01/2025	426,000	0.0
1,500,000		Verizon Communications, Inc., 4.125%, 08/15/2046	1,876,352	0.1
278,000		ViacomCBS, Inc., 4.000%, 01/15/2026	311,446	0.0
550,000	(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	565,279	0.0
725,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	696,076	0.0
265,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	271,907	0.0
375,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	376,016	0.0
800,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	844,556	0.0
200,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	205,100	0.0
400,000	(1)	VTR Finance NV, 6.375%, 07/15/2028	412,508	0.0
1,175,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,144,709	0.1
			66,816,829	2.6

		Consumer, Cyclical: 2.3%
2,100,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,093,060	0.1
400,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	394,250	0.0
1,100,000	(1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	912,213	0.1
250,000	(1)	Adient US LLC, 9.000%, 04/15/2025	270,394	0.0
975,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,016,832	0.1
525,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	171,937	0.0
375,000	(1),(2)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	305,653	0.0
770,000	(2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	765,164	0.0
300,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	291,937	0.0
325,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	317,687	0.0
200,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	197,000	0.0
600,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	591,687	0.0
850,000		Boyd Gaming Corp., 6.000%, 08/15/2026	793,526	0.0
500,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	523,437	0.0
1,220,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,063,242	0.1
475,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	471,734	0.0
400,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	380,210	0.0
1,175,000		Century Communities, Inc., 5.875%, 07/15/2025	1,173,408	0.1
750,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	779,531	0.0
680,000	(1)	Colt Merger Sub, Inc., 6.250%, 07/01/2025	676,396	0.0
560,000	(1)	Colt Merger Sub, Inc., 8.125%, 07/01/2027	546,000	0.0
225,000	(1),(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	226,039	0.0
1,175,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	1,174,724	0.1
1,200,000		Dana, Inc., 5.500%, 12/15/2024	1,213,374	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

270,000		Dana, Inc., 5.625%, 06/15/2028	268,701	0.0
1,225,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	994,464	0.1
140,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	135,587	0.0
600,000		Falabella SA, 3.750%, 10/30/2027	610,491	0.0
800,000		Ford Motor Co., 9.000%, 04/22/2025	866,500	0.0
675,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	664,173	0.0
1,075,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,030,656	0.1
1,075,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,052,925	0.1
200,000		Ford Motor Credit Co. LLC, 5.125%, 06/16/2025	200,956	0.0
975,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	986,471	0.1
735,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	678,379	0.0
1,000,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	720,000	0.0
1,075,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,088,325	0.1
200,000		Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	199,838	0.0
300,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	304,312	0.0
800,000		Home Depot, Inc./The, 3.125%, 12/15/2049	880,366	0.0
675,000	(1)	IAA, Inc., 5.500%, 06/15/2027	699,364	0.0
725,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	727,581	0.0
202,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	204,343	0.0
550,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	564,094	0.0
100,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	103,062	0.0
1,400,000		L Brands, Inc., 6.750%, 07/01/2036	1,152,550	0.1
375,000	(1)	L Brands, Inc., 6.875%, 07/01/2025	388,125	0.0
950,000		Lennar Corp., 5.250%, 06/01/2026	1,029,382	0.1
575,000		Lennar Corp., 5.375%, 10/01/2022	606,490	0.0
400,000	(1)	Levi Strauss & Co., 5.000%, 05/01/2025	402,962	0.0
775,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	742,950	0.0
1,214,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	1,359,697	0.1
625,000		M/I Homes, Inc., 4.950%, 02/01/2028	623,047	0.0
325,000		M/I Homes, Inc., 5.625%, 08/01/2025	329,435	0.0
50,000		Mattel, Inc., 5.450%, 11/01/2041	41,699	0.0
1,125,000	(1)	Mattel, Inc., 5.875%, 12/15/2027	1,170,675	0.1
675,000		McDonald's Corp., 3.625%, 05/01/2043	743,868	0.0
825,000		McDonald's Corp., 3.625%, 09/01/2049	918,504	0.1
600,000		Meritage Homes Corp., 5.125%, 06/06/2027	620,136	0.0
500,000		Meritage Homes Corp., 6.000%, 06/01/2025	533,803	0.0
180,000		MGM Resorts International, 5.500%, 04/15/2027	174,281	0.0
329,000		MGM Resorts International, 5.750%, 06/15/2025	326,330	0.0
650,000		MGM Resorts International, 6.000%, 03/15/2023	658,193	0.0
975,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	849,040	0.0
825,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	823,202	0.0
850,000	(1)	Motion Bondco DAC, 6.625%, 11/15/2027	740,363	0.0
600,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	614,889	0.0
265,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	274,556	0.0
675,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	641,321	0.0
880,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	824,067	0.0
495,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	497,774	0.0
1,500,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	1,482,060	0.1
975,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	995,719	0.1
145,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	143,932	0.0
425,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	393,882	0.0
300,000		Scientific Games International, Inc., 6.625%, 05/15/2021	301,448	0.0
275,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	220,465	0.0
300,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	266,762	0.0
325,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	304,590	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,090,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	977,599	0.1
275,000	(1)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	285,484	0.0
975,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	968,721	0.1
650,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	593,125	0.0
250,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	210,781	0.0
800,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	706,500	0.0
950,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	961,699	0.1
475,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	309,954	0.0
525,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	535,500	0.0
700,000	(2)	United Airlines Holdings, Inc., 4.250%, 10/01/2022	596,096	0.0
700,000		United Airlines Holdings, Inc., 4.875%, 01/15/2025	561,148	0.0
725,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	734,650	0.0
975,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	582,743	0.0
330,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	349,594	0.0
175,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	130,343	0.0
225,000	(1)	William Carter Co/The, 5.500%, 05/15/2025	232,453	0.0
675,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	697,211	0.0
950,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	917,344	0.1
			60,877,165	2.3

		Consumer, Non-cyclical: 2.5%
1,000,000		AbbVie, Inc., 4.875%, 11/14/2048	1,281,478	0.1
900,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	905,625	0.0
875,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	858,633	0.0
425,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	435,255	0.0
825,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	852,604	0.0
1,050,000		Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	1,077,300	0.1
525,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	552,954	0.0
1,000,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,055,490	0.1
1,250,000		Altria Group, Inc., 4.500%, 05/02/2043	1,346,672	0.1
140,000		Amgen, Inc., 3.200%, 11/02/2027	157,942	0.0
675,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	659,262	0.0
1,200,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	1,403,193	0.1
750,000		Anthem, Inc., 3.700%, 09/15/2049	855,214	0.0
1,250,000		BAT Capital Corp., 4.540%, 08/15/2047	1,362,799	0.1
1,900,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	2,020,128	0.1
755,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	717,152	0.0
550,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	562,683	0.0
400,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	406,272	0.0
525,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	541,637	0.0
1,200,000	(1)	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	1,641,224	0.1
750,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	730,234	0.0
740,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	769,467	0.0
200,000		Centene Corp., 3.375%, 02/15/2030	202,255	0.0
1,275,000		Centene Corp., 4.625%, 12/15/2029	1,353,119	0.1
525,000		Centene Corp., 4.750%, 01/15/2025	538,104	0.0
295,000		Centene Corp., 4.750%, 01/15/2025	302,363	0.0
350,000	(1)	Centene Corp., 5.375%, 06/01/2026	364,254	0.0
975,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	943,912	0.1
1,100,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,038,301	0.1
950,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	895,375	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,250,000		Cigna Corp., 4.900%, 12/15/2048	1,655,021	0.1
850,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	856,541	0.0
239,000		CVS Health Corp., 3.875%, 07/20/2025	268,575	0.0
1,250,000		CVS Health Corp., 5.050%, 03/25/2048	1,628,621	0.1
700,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	696,587	0.0
600,000		DaVita, Inc., 5.125%, 07/15/2024	611,100	0.0
1,325,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,293,730	0.1
1,050,000		DP World Crescent Ltd., 3.875%, 07/18/2029	1,032,413	0.1
329,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	213,850	0.0
215,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	228,480	0.0
1,250,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	1,269,519	0.1
200,000	(1)	Garda World Security Corp., 9.500%, 11/01/2027	211,838	0.0
650,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	659,230	0.0
825,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	856,094	0.0
650,000		HCA, Inc., 3.500%, 09/01/2030	626,703	0.0
1,850,000		HCA, Inc., 5.375%, 02/01/2025	1,987,002	0.1
375,000		HCA, Inc., 5.625%, 09/01/2028	419,145	0.0
670,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	687,879	0.0
215,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	219,209	0.0
700,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	717,938	0.0
900,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	913,783	0.0
650,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	688,071	0.0
675,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	693,016	0.0
1,000,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,067,345	0.1
35,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	35,000	0.0
1,015,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	999,003	0.1
1,865,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	2,053,567	0.1
330,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	348,067	0.0
600,000	(1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	641,745	0.0
970,000	(1)	LifePoint Health, Inc., 4.375%, 02/15/2027	919,075	0.0
400,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	401,750	0.0
450,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	460,001	0.0
1,125,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	1,050,452	0.1
725,000		New Albertsons L.P., 7.450%, 08/01/2029	785,581	0.0
830,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	854,522	0.0
775,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	773,869	0.0
550,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	551,383	0.0
380,000	(1),(2),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	335,584	0.0
1,975,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	2,048,697	0.1
263,000		Reynolds American, Inc., 4.450%, 06/12/2025	296,485	0.0
1,170,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	1,185,421	0.1
400,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	401,500	0.0
925,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	952,181	0.1
630,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	608,712	0.0
95,000	(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	94,012	0.0
1,525,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	1,515,088	0.1
350,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	368,130	0.0
400,000		Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	411,930	0.0
650,000		United Rentals North America, Inc., 4.875%, 01/15/2028	667,267	0.0
250,000		United Rentals North America, Inc., 5.250%, 01/15/2030	258,704	0.0
550,000		United Rentals North America, Inc., 6.500%, 12/15/2026	578,545	0.0
700,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	735,742	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

845,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	820,170	0.0
			66,484,774	2.5

		Energy: 3.8%
800,000		Apache Corp., 4.375%, 10/15/2028	706,788	0.0
800,000		Apache Corp., 5.100%, 09/01/2040	658,205	0.0
425,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	390,065	0.0
275,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	259,849	0.0
2,000,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	1,730,937	0.1
2,550,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	2,713,252	0.1
1,250,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	1,151,587	0.1
725,000		Comstock Resources, Inc., 9.750%, 08/15/2026	680,300	0.0
165,000		Comstock Resources, Inc., 9.750%, 08/15/2026	154,481	0.0
250,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	239,262	0.0
550,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	542,061	0.0
575,000		Continental Resources, Inc., 4.900%, 06/01/2044	459,089	0.0
810,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	702,177	0.0
500,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	446,302	0.0
190,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	181,771	0.0
190,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	189,167	0.0
25,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	20,107	0.0
650,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	656,500	0.0
850,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	789,348	0.0
1,800,000		Ecopetrol SA, 5.375%, 06/26/2026	1,891,692	0.1
2,500,000		Ecopetrol SA, 6.875%, 04/29/2030	2,883,750	0.1
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	517,971	0.0
1,200,000		Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,339,600	0.1
340,000	(1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	379,553	0.0
1,075,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,162,973	0.1
1,750,000		Energy Transfer Operating L.P., 6.000%, 06/15/2048	1,817,777	0.1
5,725,000	(4)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	4,902,031	0.2
425,000		EnLink Midstream LLC, 5.375%, 06/01/2029	319,985	0.0
1,375,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,432,578	0.1
385,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	367,571	0.0
530,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	536,625	0.0
30,000	(1)	EQM Midstream Partners L.P., 6.500%, 07/01/2027	30,805	0.0
2,031,000		Exxon Mobil Corp., 3.095%, 08/16/2049	2,122,430	0.1
3,600,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	4,001,526	0.2
750,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	844,710	0.0
2,700,000		Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	2,693,250	0.1
325,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%, 05/15/2026	279,968	0.0
400,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	385,344	0.0
700,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	694,239	0.0
800,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	746,524	0.0
2,625,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	2,854,425	0.1
2,550,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	2,894,569	0.1
300,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	340,537	0.0
750,000		Kinder Morgan, Inc., 5.200%, 03/01/2048	911,976	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

595,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	565,250	0.0
775,000		Montage Resources Corp., 8.875%, 07/15/2023	614,664	0.0
650,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	327,314	0.0
1,047,000		MPLX L.P., 3.375%, 03/15/2023	1,094,985	0.1
640,000		Murphy Oil Corp., 5.750%, 08/15/2025	579,600	0.0
450,000		Murphy Oil Corp., 5.875%, 12/01/2027	396,423	0.0
595,000	(1)	Nabors Industries Ltd., 7.250%, 01/15/2026	367,412	0.0
1,300,000		Nabors Industries, Inc., 5.750%, 02/01/2025	531,239	0.0
475,000		Occidental Petroleum Corp., 2.600%, 08/13/2021	465,488	0.0
1,100,000		Occidental Petroleum Corp., 2.700%, 08/15/2022	1,026,075	0.1
525,000		Occidental Petroleum Corp., 3.125%, 02/15/2022	505,418	0.0
2,425,000	(2)	Occidental Petroleum Corp., 4.200%, 03/15/2048	1,645,241	0.1
625,000		Occidental Petroleum Corp., 4.400%, 04/15/2046	436,816	0.0
650,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	653,250	0.0
1,100,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	1,086,047	0.1
1,450,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	1,400,976	0.1
2,100,000		Pertamina Persero PT, 3.100%, 01/21/2030	2,124,659	0.1
1,375,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,391,146	0.1
750,000	(1)	Pertamina Persero PT, 3.100%, 08/25/2030	759,202	0.0
7,350,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	7,569,655	0.3
775,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	864,671	0.0
1,400,000		Petroleos del Peru SA, 4.750%, 06/19/2032	1,558,984	0.1
7,450,000	(1)	Petroleos Mexicanos, 5.950%, 01/28/2031	6,157,090	0.3
575,000		Petroleos Mexicanos, 6.500%, 01/23/2029	502,228	0.0
2,000,000		Petronas Capital Ltd., 3.500%, 04/21/2030	2,226,902	0.1
2,000,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	2,049,754	0.1
975,000		QEP Resources, Inc., 5.250%, 05/01/2023	646,547	0.0
2,425,000		Sibur Securities DAC, 2.950%, 07/08/2025	2,425,000	0.1
230,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	227,388	0.0
10,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	9,736	0.0
10,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	9,962	0.0
575,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	570,561	0.0
925,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	802,812	0.0
3,951,000	(4)	Transcanada Trust, 5.500%, 09/15/2079	3,948,017	0.2
1,250,000		Transocean, Inc., 6.800%, 03/15/2038	378,050	0.0
700,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	687,827	0.0
350,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	285,688	0.0
1,325,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,110,085	0.1
350,000		WPX Energy, Inc., 4.500%, 01/15/2030	309,944	0.0
775,000		WPX Energy, Inc., 5.250%, 10/15/2027	725,305	0.0
			98,061,068	3.8

		Financial: 2.0%
150,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/2020	150,657	0.0
1,950,000		Akbank T.A.S., 6.800%, 02/06/2026	1,949,805	0.1
675,000		Ally Financial, Inc., 5.750%, 11/20/2025	721,938	0.0
1,730,000		American International Group, Inc., 3.900%, 04/01/2026	1,955,496	0.1
1,090,000		American International Group, Inc., 4.375%, 01/15/2055	1,254,634	0.1
1,600,000	(1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	1,577,120	0.1
1,550,000		Banco de Bogota SA, 6.250%, 05/12/2026	1,643,682	0.1
2,275,000	(1),(4)	Banco de Credito del Peru, 3.125%, 07/01/2030	2,264,194	0.1
1,550,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,567,189	0.1
1,200,000	(1)	Banco Votorantim SA, 4.500%, 09/24/2024	1,204,212	0.1
1,500,000		Bancolombia SA, 3.000%, 01/29/2025	1,471,560	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

327,000		Bank of America Corp., 2.625%, 10/19/2020	329,232	0.0
425,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	453,609	0.0
409,000	(1)	BPCE SA, 4.500%, 03/15/2025	447,125	0.0
1,220,000		Brookfield Finance LLC, 3.450%, 04/15/2050	1,172,621	0.1
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/2026	320,656	0.0
1,000,000		Citigroup, Inc., 4.750%, 05/18/2046	1,280,144	0.1
1,000,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	1,095,145	0.0
700,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	732,812	0.0
1,250,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,211,219	0.1
1,125,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,117,254	0.1
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	423,168	0.0
665,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	675,890	0.0
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	314,654	0.0
281,000		Healthpeak Properties, Inc., 4.000%, 06/01/2025	311,544	0.0
250,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	244,844	0.0
410,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	402,753	0.0
330,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	330,338	0.0
1,500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	1,477,500	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	322,042	0.0
6,800,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	6,071,380	0.2
1,050,000	(1),(4)	Kookmin Bank, 4.350%, 12/31/2199	1,081,735	0.0
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/2025	444,577	0.0
740,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	733,062	0.0
290,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	285,311	0.0
1,075,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,120,876	0.1
268,000		Morgan Stanley, 4.000%, 07/23/2025	304,067	0.0
400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	402,688	0.0
775,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	798,758	0.0
250,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	254,141	0.0
225,000		Navient Corp., 5.000%, 03/15/2027	189,494	0.0
350,000		Navient Corp., 7.250%, 09/25/2023	343,177	0.0
1,100,000	(1),(4)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,048,300	0.0
950,000	(1)	QNB Finansbank AS, 6.875%, 09/07/2024	973,750	0.0
900,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	938,615	0.0
725,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	735,150	0.0
1,125,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	1,121,856	0.1
975,000		Service Properties Trust, 4.375%, 02/15/2030	784,200	0.0
970,000		Simon Property Group L.P., 3.375%, 12/01/2027	1,030,803	0.0
1,350,000		Springleaf Finance Corp., 5.375%, 11/15/2029	1,277,370	0.1
300,000		Springleaf Finance Corp., 6.625%, 01/15/2028	297,507	0.0
1,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	921,112	0.0
550,000	(1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	566,561	0.0
200,000	(1)	UBS Group AG, 2.950%, 09/24/2020	201,127	0.0
500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	535,535	0.0
269,000		Wells Fargo & Co., 4.300%, 07/22/2027	308,739	0.0
1,750,000		Wells Fargo & Co., 4.750%, 12/07/2046	2,240,687	0.1
			53,433,615	2.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

		Industrial: 1.5%
520,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	541,395	0.0
1,125,000		AECOM, 5.875%, 10/15/2024	1,217,931	0.1
650,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	672,626	0.0
1,225,000	(1),(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,214,055	0.1
410,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	413,032	0.0
1,190,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	1,226,479	0.1
1,100,000	(1)	BMC East LLC, 5.500%, 10/01/2024	1,112,259	0.1
2,796,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,069,449	0.1
500,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	351,225	0.0
900,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	735,556	0.0
650,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	612,524	0.0
562,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	576,997	0.0
410,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	518,335	0.0
725,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	720,469	0.0
1,050,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,069,031	0.1
500,000		Cemex SAB de CV, 6.125%, 05/05/2025	486,928	0.0
700,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	718,813	0.0
575,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	591,784	0.0
300,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	312,029	0.0
1,000,000		CSX Corp., 4.500%, 08/01/2054	1,269,533	0.1
603,000		FedEx Corp., 4.000%, 01/15/2024	667,415	0.0
500,000		FedEx Corp., 4.950%, 10/17/2048	581,744	0.0
200,000	(1)	GFL Environmental, Inc., 4.250%, 06/01/2025	202,125	0.0
416,000	(1)	GFL Environmental, Inc., 7.000%, 06/01/2026	434,121	0.0
420,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	457,722	0.0
525,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	512,103	0.0
1,225,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,289,390	0.1
2,775,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,757,818	0.1
1,000,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	1,021,145	0.1
1,550,000	(1),(2)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,637,870	0.1
900,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	878,049	0.0
200,000		Lockheed Martin Corp., 3.550%, 01/15/2026	229,642	0.0
875,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	895,615	0.1
985,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	998,357	0.1
875,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	851,484	0.0
725,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	734,566	0.0
200,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	201,031	0.0
650,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	701,119	0.0
690,000	(1)	Silgan Holdings, Inc., 4.125%, 02/01/2028	685,688	0.0
850,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	911,625	0.1
600,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	609,243	0.0
260,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	268,420	0.0
850,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	891,276	0.1
400,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	396,458	0.0
690,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	707,981	0.0
650,000		TransDigm, Inc., 5.500%, 11/15/2027	569,215	0.0
750,000		TransDigm, Inc., 6.375%, 06/15/2026	686,820	0.0
475,000		TransDigm, Inc., 6.500%, 05/15/2025	445,405	0.0
150,000		Vertical Holdco GmbH, 7.625%, 07/15/2028	150,000	0.0
240,000		Vertical US Newco, Inc., 5.250%, 07/15/2027	240,000	0.0
			39,043,897	1.5

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

		Technology: 0.7%
950,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	960,469	0.1
275,000	(1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	289,348	0.0
275,000	(1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	285,828	0.0
650,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	602,774	0.0
675,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	696,165	0.0
650,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	708,432	0.0
1,750,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,732,185	0.1
345,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	357,743	0.0
1,000,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	1,300,434	0.1
750,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	741,551	0.0
95,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	97,137	0.0
500,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	508,655	0.0
1,090,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	1,100,021	0.1
525,000	(1)	MSCI, Inc., 4.000%, 11/15/2029	536,387	0.0
700,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	644,742	0.0
250,000	(1)	Open Text Corp., 3.875%, 02/15/2028	241,132	0.0
350,000	(1)	Open Text Corp., 5.875%, 06/01/2026	363,974	0.0
750,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	738,634	0.0
350,000		Oracle Corp., 3.250%, 11/15/2027	392,866	0.0
800,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	800,916	0.0
730,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	728,963	0.0
1,300,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,320,300	0.1
655,000		Texas Instruments, Inc., 3.875%, 03/15/2039	814,529	0.1
1,350,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,213,171	0.1
			17,176,356	0.7

		Utilities: 1.7%
1,114,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	1,152,181	0.1
2,275,000	(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	2,228,363	0.1
825,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	842,226	0.0
1,850,000	(1)	Colbun SA, 3.150%, 03/06/2030	1,874,050	0.1
5,670,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,557,066	0.2
1,050,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,078,985	0.1
3,935,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	3,935,851	0.2
1,355,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	1,578,097	0.1
3,175,000		Inkia Energy Ltd., 5.875%, 11/09/2027	3,145,234	0.1
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	567,200	0.0
2,500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	2,555,800	0.1
575,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	587,834	0.0
1,000,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,012,915	0.1
2,260,000		Mississippi Power Co., 4.250%, 03/15/2042	2,666,329	0.1
2,875,000	(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	3,141,476	0.1
425,000		NRG Energy, Inc., 5.750%, 01/15/2028	449,359	0.0
675,000		NRG Energy, Inc., 6.625%, 01/15/2027	706,388	0.0
2,325,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,434,415	0.1
2,250,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,376,135	0.1
2,950,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,403,105	0.1
575,000		PG&E Corp., 5.000%, 07/01/2028	574,281	0.0
650,000		PG&E Corp., 5.250%, 07/01/2030	654,875	0.0
550,000		Southern California Edison Co., 3.650%, 02/01/2050	606,932	0.0
525,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	538,674	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

575,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	591,353	0.0
			44,259,124	1.7

	Total Corporate Bonds/Notes
	(Cost $487,912,997)		485,945,448	18.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 30.5%
141,849		Adjustable Rate Mortgage Trust 2005-7 7A21, 0.685%, (US0001M + 0.500%), 10/25/2035	141,666	0.0
358,040	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.911%, 05/25/2036	336,434	0.0
1,196,513	(1),(4)	Agate Bay Mortgage Trust 2014-1 B4, 3.860%, 07/25/2044	1,201,063	0.1
4,373,714	(1),(4)	Agate Bay Mortgage Trust 2014-2 B2, 3.874%, 09/25/2044	4,434,645	0.2
1,794,177	(1),(4)	Agate Bay Mortgage Trust 2014-2 B4, 3.874%, 09/25/2044	1,788,068	0.1
2,549,416	(1),(4)	Agate Bay Mortgage Trust 2015-2 B3, 3.717%, 03/25/2045	2,585,768	0.1
1,207,718	(1),(4)	Agate Bay Mortgage Trust 2015-4 B3, 3.571%, 06/25/2045	1,210,201	0.1
2,577,640	(1),(4)	Agate Bay Mortgage Trust 2016-1 B3, 3.767%, 12/25/2045	2,512,892	0.1
1,000,000	(1),(4)	Agate Bay Mortgage Trust 2016-1 B4, 3.767%, 12/25/2045	905,612	0.0
1,137,085	(1),(4)	Agate Bay Mortgage Trust 2016-2 B4, 3.794%, 03/25/2046	962,971	0.0
724,807		Alternative Loan Trust 2004-J7 MI, 1.205%, (US0001M + 1.020%), 10/25/2034	695,731	0.0
130,777		Alternative Loan Trust 2005-10CB 1A1, 0.685%, (US0001M + 0.500%), 05/25/2035	103,878	0.0
521,715		Alternative Loan Trust 2005-10CB 1A2, 0.635%, (US0001M + 0.450%), 05/25/2035	413,452	0.0
535,486		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	518,210	0.0
187,499		Alternative Loan Trust 2005-51 3A2A, 2.794%, (12MTA + 1.290%), 11/20/2035	169,007	0.0
59,664		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	58,007	0.0
278,390		Alternative Loan Trust 2005-J2 1A12, 0.585%, (US0001M + 0.400%), 04/25/2035	226,056	0.0
36,823		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	26,512	0.0
676,475		Alternative Loan Trust 2006-18CB A10, 0.585%, (US0001M + 0.400%), 07/25/2036	314,780	0.0
163,814		Alternative Loan Trust 2006-19CB A12, 0.585%, (US0001M + 0.400%), 08/25/2036	89,203	0.0
693,717		Alternative Loan Trust 2006-19CB A28, 0.785%, (US0001M + 0.600%), 08/25/2036	387,725	0.0
1,163,342		Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	975,861	0.0
430,193		Alternative Loan Trust 2006-HY11 A1, 0.305%, (US0001M + 0.120%), 06/25/2036	396,658	0.0
1,207,640		Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	1,010,733	0.0
175,576		Alternative Loan Trust 2007-2CB 2A1, 0.785%, (US0001M + 0.600%), 03/25/2037	86,947	0.0
307,802		Alternative Loan Trust 2007-HY8C A1, 0.345%, (US0001M + 0.160%), 09/25/2047	276,080	0.0
878,150		Alternative Loan Trust 2007-OA4 A1, 0.355%, (US0001M + 0.170%), 05/25/2047	786,359	0.0
1,559,924	(1),(4)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,583,753	0.1
4,000,000	(1)	Arroyo Mortgage Trust 2020-1 A1B, 2.100%, 03/25/2055	3,999,949	0.2
516,286		Banc of America Funding 2007-2 1A16 Trust, 0.785%, (US0001M + 0.600%), 03/25/2037	389,885	0.0
2,540,487		Banc of America Funding 2007-C 7A1 Trust, 0.400%, (US0001M + 0.210%), 05/20/2047	2,560,068	0.1
358,019	(4)	Bear Stearns ALT-A Trust 2005-3 4A3, 3.457%, 04/25/2035	349,135	0.0
610,193	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.837%, 11/25/2036	460,830	0.0
727,535	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.717%, 11/25/2036	479,668	0.0
162,329	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.635%, 01/26/2036	132,559	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,000,000	(1),(4)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	5,249,552	0.2
601,755	(1),(4)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	617,067	0.0
987,384	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B2, 3.951%, 03/25/2050	989,527	0.0
1,283,599	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B3, 3.951%, 03/25/2050	1,335,331	0.1
539,175	(4)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.009%, 09/25/2036	477,598	0.0
74,961	(4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.819%, 11/25/2034	73,119	0.0
543,947		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 3.939%, (US0012M + 1.750%), 02/20/2036	512,211	0.0
1,641,564	(1),(4)	CIM Trust 2019-INV1 A1, 3.845%, 02/25/2049	1,696,171	0.1
1,182,480	(1),(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	1,222,594	0.1
776,959	(1),(4)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	792,210	0.0
1,165,438	(1),(4)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	1,207,310	0.1
2,095,131	(1),(4)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	2,155,209	0.1
1,784,253	(1),(4)	CIM Trust 2019-J1 B3, 4.019%, 08/25/2049	1,606,867	0.1
3,205,640	(1),(4)	CIM Trust 2019-J2 B2, 3.841%, 10/25/2049	3,083,795	0.1
2,012,890	(1),(4)	CIM Trust 2019-J2 B3, 3.841%, 10/25/2049	1,774,678	0.1
662,060		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	666,748	0.0
112,668	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.867%, 03/25/2036	98,561	0.0
64,541	(4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.359%, 11/25/2036	54,658	0.0
340,845	(1),(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	343,882	0.0
207,878	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 4.576%, 08/25/2035	205,679	0.0
602,815		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	611,019	0.0
1,000,000	(1),(4)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,001,470	0.0
3,520,979	(1),(4)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	3,548,874	0.1
6,000,000	(1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 2.285%, (US0001M + 2.100%), 10/25/2039	5,876,339	0.2
3,000,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.185%, (US0001M + 2.000%), 01/25/2040	2,878,021	0.1
25,210		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.685%, (US0001M + 0.500%), 11/25/2035	11,740	0.0
814,825		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.905%, (US0001M + 0.720%), 11/25/2035	790,804	0.0
800,000	(1),(4)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	830,488	0.0
3,753,723	(1),(6)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	3,844,437	0.2
444,347		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	360,606	0.0
1,504,108	(1),(4)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,562,446	0.1
1,500,000	(1),(4)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,458,163	0.1
1,400,000	(1),(4)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,416,057	0.1
2,126,000	(1),(4)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	2,134,158	0.1
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	1,986,838	0.1
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	1,972,399	0.1
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	1,895,576	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,800,000	(1)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	2,804,811	0.1
620,588		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 0.485%, (US0001M + 0.300%), 04/25/2037	413,901	0.0
137,377	(1),(4)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.232%, 06/27/2037	131,917	0.0
2,145,683	(1),(4)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	2,158,380	0.1
1,700,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.835%, (US0001M + 3.650%), 02/25/2040	1,615,154	0.1
725,434	(7)	Fannie Mae 2007-18 BS, 6.416%, (-1.000*US0001M + 6.600%), 06/25/2035	149,953	0.0
2,186,089	(7)	Fannie Mae 2008-94 SI, 5.316%, (-1.000*US0001M + 5.500%), 04/25/2036	585,359	0.0
583,044	(7)	Fannie Mae 2009-95 HI, 6.000%, 12/25/2038	11,012	0.0
285,319		Fannie Mae 2010-15 FD, 0.925%, (US0001M + 0.740%), 03/25/2040	289,198	0.0
766,383		Fannie Mae 2011-47 GF, 0.755%, (US0001M + 0.570%), 06/25/2041	771,835	0.0
184,990		Fannie Mae 2012-10 UF, 0.735%, (US0001M + 0.550%), 02/25/2042	185,966	0.0
286,954	(7)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	58,981	0.0
992,794	(7)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	62,947	0.0
6,120,274	(7)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	400,158	0.0
1,510,337	(7)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	47,547	0.0
34,869,174	(7)	Fannie Mae 2018-86 US, 6.016%, (-1.000*US0001M + 6.200%), 12/25/2048	7,233,875	0.3
2,830,776		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.435%, (US0001M + 4.250%), 04/25/2029	2,982,320	0.1
113,592		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.085%, (US0001M + 4.900%), 11/25/2024	117,652	0.0
1,857,223		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.185%, (US0001M + 4.000%), 05/25/2025	1,890,944	0.1
1,317,572		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.185%, (US0001M + 5.000%), 07/25/2025	1,355,757	0.1
1,797,465		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.735%, (US0001M + 5.550%), 04/25/2028	1,918,406	0.1
4,329,387		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.485%, (US0001M + 4.300%), 02/25/2025	4,400,978	0.2
4,286,918		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.435%, (US0001M + 4.250%), 01/25/2029	4,473,930	0.2
5,241,804		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450%), 01/25/2029	5,399,276	0.2
7,030,638		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350%), 05/25/2029	7,334,519	0.3
2,193,591		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.735%, (US0001M + 3.550%), 07/25/2029	2,249,193	0.1
4,451,021		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650%), 09/25/2029	4,491,866	0.2
8,500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000%), 10/25/2029	8,629,895	0.3
1,339,466		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.035%, (US0001M + 2.850%), 11/25/2029	1,328,413	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,669,226		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.385%, (US0001M + 2.200%), 01/25/2030	5,600,807	0.2
4,385,566		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.835%, (US0001M + 2.650%), 02/25/2030	4,385,912	0.2
3,987,354		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400%), 05/28/2030	3,934,387	0.2
4,815,182		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.685%, (US0001M + 2.500%), 05/25/2030	4,780,096	0.2
4,409,807		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800%), 02/25/2030	4,373,131	0.2
3,465,670		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.385%, (US0001M + 2.200%), 08/25/2030	3,419,826	0.1
3,008,467		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.335%, (US0001M + 2.150%), 10/25/2030	2,983,284	0.1
6,661,608		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550%), 12/25/2030	6,618,415	0.3
11,180,466		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350%), 01/25/2031	11,034,021	0.4
5,289,181		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000%), 03/25/2031	5,120,666	0.2
3,636,922		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.285%, (US0001M + 2.100%), 03/25/2031	3,584,261	0.1
8,142,175		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.435%, (US0001M + 2.250%), 07/25/2030	8,018,868	0.3
5,499,352	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300%), 08/25/2031	5,463,008	0.2
2,674,054	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.285%, (US0001M + 2.100%), 06/25/2039	2,619,094	0.1
2,653,950	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.335%, (US0001M + 2.150%), 09/25/2031	2,620,776	0.1
1,971,171	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.585%, (US0001M + 2.400%), 04/25/2031	1,965,625	0.1
4,757,234	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.635%, (US0001M + 2.450%), 07/25/2031	4,683,365	0.2
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.285%, (US0001M + 4.100%), 07/25/2039	908,106	0.0
1,500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.235%, (US0001M + 2.050%), 01/25/2040	1,443,247	0.1
1,800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.835%, (US0001M + 3.650%), 02/25/2040	1,756,245	0.1
52		Fannie Mae Connecticut Avenue Securities, 5.885%, (US0001M + 5.700%), 04/25/2028	55	0.0
3,799,694		Fannie Mae Connecticut Avenue Securities, 6.085%, (US0001M + 5.900%), 10/25/2028	3,980,082	0.2
856,473	(7)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	147,217	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

169,221	(7)	Fannie Mae REMIC Trust 2000-26 SP, 8.316%, (-1.000*US0001M + 8.500%), 08/25/2030	43,002	0.0
204,906	(7)	Fannie Mae REMIC Trust 2002-13 SR, 6.416%, (-1.000*US0001M + 6.600%), 03/25/2032	37,582	0.0
114,789	(7)	Fannie Mae REMIC Trust 2004-64 SW, 6.866%, (-1.000*US0001M + 7.050%), 08/25/2034	25,879	0.0
81,529	(7)	Fannie Mae REMIC Trust 2004-66 SE, 6.316%, (-1.000*US0001M + 6.500%), 09/25/2034	16,646	0.0
427,455	(7)	Fannie Mae REMIC Trust 2009-25 SN, 6.366%, (-1.000*US0001M + 6.550%), 04/25/2039	111,021	0.0
153,789	(7)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	5,559	0.0
18,627,255	(7)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	33,035	0.0
850,911	(7)	Fannie Mae REMIC Trust 2013-116 SC, 6.016%, (-1.000*US0001M + 6.200%), 04/25/2033	89,200	0.0
1,911,794	(7)	Fannie Mae REMICS 2004-53 UC, 7.366%, (-1.000*US0001M + 7.550%), 07/25/2034	488,051	0.0
2,036,311	(7)	Fannie Mae REMICS 2005-59 NS, 6.566%, (-1.000*US0001M + 6.750%), 05/25/2035	273,645	0.0
183,586		Fannie Mae REMICS 2006-46 SP, 23.524%, (-3.667*US0001M + 24.200%), 06/25/2036	363,163	0.0
6,599,627	(7)	Fannie Mae REMICS 2007-22 SD, 6.216%, (-1.000*US0001M + 6.400%), 03/25/2037	1,589,040	0.1
5,088,406	(7)	Fannie Mae REMICS 2007-30 IE, 6.556%, (-1.000*US0001M + 6.740%), 04/25/2037	1,425,659	0.1
3,430,774	(7)	Fannie Mae REMICS 2007-55 S, 6.576%, (-1.000*US0001M + 6.760%), 06/25/2037	799,844	0.0
511,949	(7)	Fannie Mae REMICS 2010-102 DI, 4.000%, 06/25/2029	9,885	0.0
6,711,488	(7)	Fannie Mae REMICS 2011-123 SD, 6.416%, (-1.000*US0001M + 6.600%), 08/25/2039	564,337	0.0
499,943	(7)	Fannie Mae REMICS 2011-48 HI, 4.000%, 10/25/2038	13,694	0.0
23,260,308	(7)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	1,534,731	0.1
1,936,237	(7)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	111,259	0.0
18,909,764	(7)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	1,248,723	0.1
4,515,439	(7)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	344,774	0.0
6,524,563	(7)	Fannie Mae REMICS 2012-150 PS, 5.966%, (-1.000*US0001M + 6.150%), 01/25/2043	1,318,476	0.1
19,283,963	(7)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	1,088,742	0.0
2,576,516	(7)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	358,809	0.0
19,085,583	(7)	Fannie Mae REMICS 2013-19 JS, 6.016%, (-1.000*US0001M + 6.200%), 10/25/2041	2,596,372	0.1
2,168,331	(7)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	309,233	0.0
7,425,601	(7)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	490,203	0.0
8,505,925	(7)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	697,783	0.0
2,701,900	(7)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	186,249	0.0
2,460,610	(7)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	205,009	0.0
5,544,910	(7)	Fannie Mae REMICS 2013-97 JS, 5.966%, (-1.000*US0001M + 6.150%), 04/25/2038	1,110,854	0.0
12,069,593	(7)	Fannie Mae REMICS 2016-19 SB, 5.916%, (-1.000*US0001M + 6.100%), 04/25/2046	2,500,145	0.1
3,492,196	(7)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	603,102	0.0
2,387,008	(7)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	410,579	0.0
13,398,688	(7)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	2,605,453	0.1
28,416,934	(7)	Fannie Mae REMICS 2019-17 SA, 5.916%, (-1.000*US0001M + 6.100%), 04/25/2049	6,044,719	0.2
27,469,948	(7)	Fannie Mae REMICS 2019-8 SB, 5.916%, (-1.000*US0001M + 6.100%), 03/25/2049	5,664,375	0.2
581,799		Fannie Mae Series 2006-11 FA, 0.485%, (US0001M + 0.300%), 03/25/2036	581,959	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

84,819		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	57,091	0.0
800,000	(1),(4)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	830,055	0.0
664,265	(1),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.026%, 03/25/2048	632,956	0.0
4,780,887	(1),(4)	Flagstar Mortgage Trust 2018-2 B2, 4.038%, 04/25/2048	4,705,675	0.2
3,346,822	(1),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	3,496,717	0.1
3,839,364	(1),(4)	Flagstar Mortgage Trust 2018-4 B3, 4.308%, 07/25/2048	3,877,418	0.2
966,015	(1),(4)	Flagstar Mortgage Trust 2018-5 B3, 4.543%, 09/25/2048	973,920	0.0
675,000	(1),(4)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	697,472	0.0
3,655,685	(1),(4)	Flagstar Mortgage Trust 2018-6RR B1, 5.005%, 10/25/2048	3,732,834	0.1
1,483,327	(1),(4)	Flagstar Mortgage Trust 2019-2 B1, 4.160%, 12/25/2049	1,572,718	0.1
2,076,658	(1),(4)	Flagstar Mortgage Trust 2019-2 B2, 4.160%, 12/25/2049	2,114,385	0.1
3,480,799	(1),(4)	Flagstar Mortgage Trust 2020-1NV B2A, 4.345%, 03/25/2050	3,370,731	0.1
2,983,542	(1),(4)	Flagstar Mortgage Trust 2020-1NV B3, 4.345%, 03/25/2050	2,861,448	0.1
1,564,220	(7)	Freddie Mac 2009-70 PS, 6.566%, (-1.000*US0001M + 6.750%), 01/25/2037	408,454	0.0
252,743	(7)	Freddie Mac 2524 SH, 7.315%, (-1.000*US0001M + 7.500%), 11/15/2032	27,194	0.0
427,087	(7)	Freddie Mac 2525 SM, 7.815%, (-1.000*US0001M + 8.000%), 02/15/2032	109,528	0.0
406,075	(7)	Freddie Mac 2981 CS, 6.535%, (-1.000*US0001M + 6.720%), 05/15/2035	82,833	0.0
236,955	(7)	Freddie Mac 2989 HS, 6.965%, (-1.000*US0001M + 7.150%), 08/15/2034	117,256	0.0
217,775	(7)	Freddie Mac 3018 SM, 7.015%, (-1.000*US0001M + 7.200%), 08/15/2035	54,712	0.0
2,145,048	(7)	Freddie Mac 3222 SN, 6.415%, (-1.000*US0001M + 6.600%), 09/15/2036	480,217	0.0
393,714	(4),(7)	Freddie Mac 324 144, 6.000%, 06/15/2039	87,399	0.0
809,996	(7)	Freddie Mac 3523 SA, 5.815%, (-1.000*US0001M + 6.000%), 09/15/2036	173,301	0.0
677,936	(7)	Freddie Mac 3582 MS, 5.965%, (-1.000*US0001M + 6.150%), 10/15/2039	154,222	0.0
1,061,044	(7)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	182,340	0.0
4,413,479	(7)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	413,030	0.0
162,906	(7)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	26,969	0.0
7,963,310	(7)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,640,044	0.1
122,765	(7)	Freddie Mac REMIC Trust 2266 S, 8.365%, (-1.000*US0001M + 8.550%), 11/15/2030	25,314	0.0
198,067	(7)	Freddie Mac REMIC Trust 2374 S, 7.915%, (-1.000*US0001M + 8.100%), 06/15/2031	50,763	0.0
111,094	(7)	Freddie Mac REMIC Trust 2417 SY, 8.215%, (-1.000*US0001M + 8.400%), 12/15/2031	30,704	0.0
214,857	(7)	Freddie Mac REMIC Trust 2577 SA, 7.265%, (-1.000*US0001M + 7.450%), 02/15/2033	54,784	0.0
105,428	(7)	Freddie Mac REMIC Trust 2981 SU, 7.615%, (-1.000*US0001M + 7.800%), 05/15/2030	25,432	0.0
167,386		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	191,636	0.0
700,793	(7)	Freddie Mac REMIC Trust 3049 PI, 6.465%, (-1.000*US0001M + 6.650%), 10/15/2035	163,828	0.0
61,296		Freddie Mac REMIC Trust 3085 SK, 63.783%, (-12.000*US0001M + 66.000%), 12/15/2035	205,132	0.0
79,709	(8)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	75,397	0.0
99,996	(7)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	2,373	0.0
209,590	(7)	Freddie Mac REMIC Trust 3624 TS, 4.615%, (-1.000*US0001M + 4.800%), 01/15/2040	34,325	0.0
311,913	(7)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	43,153	0.0
1,084,837	(7)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	124,365	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,992,843	(7)	Freddie Mac REMICS 2781 SB, 6.965%, (-1.000*US0001M + 7.150%), 04/15/2034	468,487	0.0
587,995		Freddie Mac REMICS 2921 PF, 0.535%, (US0001M + 0.350%), 01/15/2035	585,622	0.0
4,743,437	(7)	Freddie Mac REMICS 3128 JI, 6.445%, (-1.000*US0001M + 6.630%), 03/15/2036	1,206,157	0.1
2,250,701	(7)	Freddie Mac REMICS 3298 S, 5.925%, (-1.000*US0001M + 6.110%), 04/15/2037	501,836	0.0
69,846	(7)	Freddie Mac REMICS 3759 DI, 4.000%, 10/15/2029	537	0.0
233,774	(7)	Freddie Mac REMICS 3763 AI, 3.500%, 06/15/2025	5,140	0.0
1,729,513	(7)	Freddie Mac REMICS 3851 PI, 4.000%, 08/15/2038	27,085	0.0
5,776,582	(7)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	320,203	0.0
1,474,935	(7)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	235,943	0.0
19,125,858	(7)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	1,031,957	0.0
2,725,564	(7)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	180,214	0.0
2,072,197	(7)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	155,775	0.0
1,771,025	(7)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	97,899	0.0
3,666,893	(7)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	452,125	0.0
2,390,933	(7)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	109,249	0.0
9,302,583	(7)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	630,457	0.0
1,821,277	(7)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	95,015	0.0
44,755,342	(7)	Freddie Mac REMICS 4273 PS, 5.915%, (-1.000*US0001M + 6.100%), 11/15/2043	9,158,120	0.4
3,727,901	(7)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	557,110	0.0
1,046,048		Freddie Mac REMICS 4385 LS, 8.931%, (-2.333*US0001M + 9.333%), 07/15/2037	1,465,791	0.1
3,921,832	(7)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	490,351	0.0
11,035,072	(7)	Freddie Mac REMICS 4618 SA, 5.815%, (-1.000*US0001M + 6.000%), 09/15/2046	2,629,138	0.1
4,913,642		Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	467,201	0.0
3,927,120	(7)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	550,234	0.0
51,050,452	(7)	Freddie Mac REMICS 4903 NS, 5.915%, (-1.000*US0001M + 6.100%), 08/25/2049	10,095,554	0.4
24,875,571	(7)	Freddie Mac REMICS 4909 SJ, 5.865%, (-1.000*US0001M + 6.050%), 09/25/2049	4,773,426	0.2
8,696,482	(7)	Freddie Mac REMICS 4910 SD, 5.865%, (-1.000*US0001M + 6.050%), 06/15/2049	1,679,211	0.1
25,506,309	(7)	Freddie Mac REMICS 4910 SH, 5.865%, (-1.000*US0001M + 6.050%), 09/25/2049	5,551,540	0.2
34,280,027	(7)	Freddie Mac REMICS 4924 SY, 5.865%, (-1.000*US0001M + 6.050%), 10/25/2049	6,906,798	0.3
1,174,727		Freddie Mac REMICS Trust 3740 FB, 0.685%, (US0001M + 0.500%), 10/15/2040	1,177,150	0.0
2,000,000	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.035%, (US0001M + 1.850%), 02/25/2050	1,922,083	0.1
6,000,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.085%, (US0001M + 1.900%), 01/25/2050	5,757,120	0.2
3,300,000	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.335%, (US0001M + 2.150%), 12/25/2030	3,201,865	0.1
2,200,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.285%, (US0001M + 2.100%), 09/25/2048	2,136,970	0.1
2,000,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300%), 10/25/2048	1,944,039	0.1
2,836,847	(7)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	181,842	0.0
1,425,948	(7)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	308,282	0.0
725,566	(7)	Freddie Mac Strips Series 237 S23, 6.915%, (-1.000*US0001M + 7.100%), 05/15/2036	175,980	0.0
1,020,814	(7)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	142,953	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

980,820		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.185%, (US0001M + 4.000%), 08/25/2024	1,003,319	0.0
1,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700%), 04/25/2028	1,259,930	0.1
406,722		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 4.885%, (US0001M + 4.700%), 03/25/2028	423,739	0.0
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.035%, (US0001M + 3.850%), 03/25/2029	518,606	0.0
2,840,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.435%, (US0001M + 3.250%), 07/25/2029	2,890,869	0.1
7,910,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.635%, (US0001M + 3.450%), 10/25/2029	8,096,844	0.3
2,750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.685%, (US0001M + 2.500%), 03/25/2030	2,788,944	0.1
7,625,150		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.735%, (US0001M + 3.550%), 08/25/2029	7,816,289	0.3
5,239,266		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.835%, (US0001M + 2.650%), 12/25/2029	5,235,889	0.2
3,039,611		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.535%, (US0001M + 2.350%), 04/25/2030	3,056,361	0.1
878,695		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.985%, (US0001M + 1.800%), 07/25/2030	867,188	0.0
2,644,953		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.485%, (US0001M + 2.300%), 09/25/2030	2,630,413	0.1
4,965,487	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.835%, (US0001M + 2.650%), 01/25/2049	4,936,653	0.2
7,693,750	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.235%, (US0001M + 2.050%), 04/25/2049	7,592,875	0.3
2,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.171%, 06/25/2050	2,500,000	0.1
556,111	(1),(4)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	571,876	0.0
1,639,460	(1),(4)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	1,688,707	0.1
2,456,842	(1),(4)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,491,965	0.1
1,967,706	(1),(4)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,961,728	0.1
5,806,443	(7)	Ginnie Mae 2007-59 SC, 6.310%, (-1.000*US0001M + 6.500%), 07/20/2037	1,316,989	0.1
219,702	(7)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	54,229	0.0
36,026,989	(7)	Ginnie Mae 2013-130 SB, 4.877%, (-1.000*US0001M + 5.050%), 09/16/2043	6,071,985	0.2
517,904	(7)	Ginnie Mae Series 2008-40 SA, 6.205%, (-1.000*US0001M + 6.400%), 05/16/2038	115,007	0.0
919,791	(7)	Ginnie Mae Series 2009-116 SJ, 6.285%, (-1.000*US0001M + 6.480%), 12/16/2039	226,329	0.0
1,450,007	(7)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	115,700	0.0
1,534,007	(7)	Ginnie Mae Series 2010-143 PI, 4.000%, 11/16/2037	24,268	0.0
2,313,312	(7)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	251,568	0.0
892,890	(7)	Ginnie Mae Series 2010-4 SL, 6.205%, (-1.000*US0001M + 6.400%), 01/16/2040	203,200	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

224,539	(7)	Ginnie Mae Series 2010-98 QS, 6.410%, (-1.000*US0001M + 6.600%), 01/20/2040	20,761	0.0
2,437,587	(7)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	55,505	0.0
2,750,000	(7)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	289,118	0.0
971,073		Ginnie Mae Series 2011-159 CI, 5.000%, 06/16/2040	21,092	0.0
7,253,188	(7)	Ginnie Mae Series 2011-25 AS, 5.870%, (-1.000*US0001M + 6.060%), 02/20/2041	1,517,001	0.1
3,910,124	(7)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	290,234	0.0
45,022	(7)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	3,146	0.0
3,568,682	(7)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	472,739	0.0
3,542,025	(7)	Ginnie Mae Series 2013-103 DS, 5.960%, (-1.000*US0001M + 6.150%), 07/20/2043	722,395	0.0
145,160	(7)	Ginnie Mae Series 2013-134 DS, 5.910%, (-1.000*US0001M + 6.100%), 09/20/2043	29,536	0.0
326,134	(7)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	50,321	0.0
1,788,286	(7)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	166,502	0.0
4,614,170	(7)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	560,686	0.0
4,644,361	(7)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	520,077	0.0
30,215,134	(7)	Ginnie Mae Series 2015-144 SA, 6.010%, (-1.000*US0001M + 6.200%), 10/20/2045	7,003,273	0.3
5,395,288	(7)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	39,328	0.0
298,980	(7)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	43,585	0.0
903,154	(7)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	98,921	0.0
11,044,861	(7)	Ginnie Mae Series 2018-153 SQ, 6.010%, (-1.000*US0001M + 6.200%), 11/20/2048	2,348,392	0.1
32,107,987	(7)	Ginnie Mae Series 2018-93 SJ, 6.010%, (-1.000*US0001M + 6.200%), 07/20/2048	5,215,946	0.2
869,072	(7)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	133,047	0.0
188,507	(7)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	34,863	0.0
1,341,039	(7)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	222,071	0.0
22,031,582	(7)	Ginnie Mae Series 2019-89 SC, 5.910%, (-1.000*US0001M + 6.100%), 07/20/2049	4,865,302	0.2
1,464,694	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	1,491,956	0.1
2,326,278	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	2,421,658	0.1
1,700,000	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,789,255	0.1
3,752,160	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.676%, 05/01/2050	3,411,307	0.1
621,078	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	641,712	0.0
1,793,811	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.337%, 08/25/2049	1,848,281	0.1
956,498	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	985,699	0.0
3,951,603	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.497%, 11/25/2049	4,200,873	0.2
3,933,485	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.497%, 11/25/2049	4,109,088	0.2
493,364	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.091%, 03/25/2050	528,041	0.0
493,364	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.091%, 03/25/2050	509,306	0.0
485,623		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.344%, (US0001M + 0.150%), 01/25/2047	423,815	0.0
574,965		HarborView Mortgage Loan Trust 2007-5 A1A, 0.384%, (US0001M + 0.190%), 09/19/2037	520,552	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,488		HomeBanc Mortgage Trust 2004-1 2A, 1.045%, (US0001M + 0.860%), 08/25/2029	2,361	0.0
16,999		HomeBanc Mortgage Trust 2005-3 A2, 0.495%, (US0001M + 0.310%), 07/25/2035	16,979	0.0
1,640,733	(1),(4)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,660,969	0.1
82,173		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.395%, (US0001M + 0.210%), 04/25/2046	72,845	0.0
1,020,043	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	1,054,725	0.0
1,108,620	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.637%, 08/25/2049	1,181,797	0.0
2,686,084	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.637%, 08/25/2049	2,771,549	0.1
2,495,485	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	2,577,323	0.1
2,346,552	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 B1, 4.899%, 06/25/2049	2,514,980	0.1
1,857,687	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.899%, 06/25/2049	1,952,283	0.1
2,091,323	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 3.330%, 07/25/2035	1,986,656	0.1
89,743		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	67,677	0.0
204,231		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	160,615	0.0
514,740		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	327,070	0.0
842,155	(1),(4)	JP Morgan Mortgage Trust 2014-5 B3, 2.960%, 10/25/2029	826,159	0.0
626,389	(1),(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.860%, 05/25/2046	639,386	0.0
2,095,000	(1),(4)	JP Morgan Mortgage Trust 2016-1 B4, 3.860%, 05/25/2046	2,028,063	0.1
1,735,563	(1),(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	1,780,563	0.1
925,221	(1),(4)	JP Morgan Mortgage Trust 2017-1 B4, 3.520%, 01/25/2047	913,454	0.0
2,862,354	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	2,978,062	0.1
1,504,430	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.817%, 08/25/2047	1,557,544	0.1
1,114,393	(1),(4)	JP Morgan Mortgage Trust 2017-3 B2, 3.817%, 08/25/2047	1,135,036	0.0
500,000	(1),(4)	JP Morgan Mortgage Trust 2017-4 A7, 3.500%, 11/25/2048	514,876	0.0
1,938,822	(1),(4)	JP Morgan Mortgage Trust 2017-5 B1, 3.138%, 10/26/2048	1,863,137	0.1
569,497	(1),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.814%, 12/25/2048	578,204	0.0
1,601,234	(1),(4)	JP Morgan Mortgage Trust 2017-6 B4, 3.814%, 12/25/2048	1,575,580	0.1
2,340,355	(1),(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.729%, 06/25/2048	2,339,264	0.1
3,810,306	(1),(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.754%, 09/25/2048	3,865,077	0.2
2,381,441	(1),(4)	JP Morgan Mortgage Trust 2018-3 B3, 3.754%, 09/25/2048	2,298,435	0.1
477,844	(1),(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.763%, 10/25/2048	478,156	0.0
477,844	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.763%, 10/25/2048	476,125	0.0
1,923,023	(1),(4)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,980,292	0.1
736,464	(1),(4)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	766,256	0.0
1,908,110	(1),(4)	JP Morgan Mortgage Trust 2018-6C B2, 3.937%, 12/25/2048	2,024,235	0.1
1,937,021	(1),(4)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	1,996,619	0.1
8,287,744	(1),(4)	JP Morgan Mortgage Trust 2018-8 B1, 4.199%, 01/25/2049	8,531,837	0.3
3,862,399	(1),(4)	JP Morgan Mortgage Trust 2018-8 B2, 4.199%, 01/25/2049	3,957,569	0.2
979,545	(1),(4)	JP Morgan Mortgage Trust 2018-9 B2, 4.457%, 02/25/2049	1,047,899	0.0
1,932,041	(1),(4)	JP Morgan Mortgage Trust 2018-9 B3, 4.457%, 02/25/2049	2,006,036	0.1
1,520,275	(1),(4)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.770%, 04/25/2049	1,628,594	0.1
2,015,777	(1),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	2,086,256	0.1
1,328,357	(1),(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	1,368,869	0.1
4,829,996	(1),(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	4,978,179	0.2
2,943,945	(1),(4)	JP Morgan Mortgage Trust 2019-5 B1, 4.484%, 11/25/2049	3,119,182	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

4,906,574	(1),(4)	JP Morgan Mortgage Trust 2019-5 B2, 4.484%, 11/25/2049	5,033,970	0.2
1,157,977	(1),(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	1,187,196	0.0
2,953,513	(1),(4)	JP Morgan Mortgage Trust 2019-6 B1, 4.259%, 12/25/2049	3,161,586	0.1
6,399,278	(1),(4)	JP Morgan Mortgage Trust 2019-6 B2, 4.259%, 12/25/2049	6,462,912	0.3
1,771,484	(1),(4)	JP Morgan Mortgage Trust 2019-7 B2A, 3.191%, 02/25/2050	1,705,270	0.1
984,158	(1),(4)	JP Morgan Mortgage Trust 2019-7 B3A, 3.441%, 12/31/2049	945,629	0.0
3,482,072	(1),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	3,624,613	0.1
3,164,199	(1),(4)	JP Morgan Mortgage Trust 2019-8 B2A, 3.202%, 03/25/2050	3,217,196	0.1
987,177	(1),(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.452%, 03/25/2050	952,722	0.0
3,929,713	(1),(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.109%, 10/25/2049	4,099,891	0.2
1,439,529	(1),(4)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	1,468,885	0.1
4,166,162	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.536%, 05/25/2050	4,160,059	0.2
4,074,900	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	4,189,848	0.2
1,941,269	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.805%, 12/25/2049	2,001,065	0.1
1,967,835	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.805%, 12/25/2049	1,960,230	0.1
2,762,299	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.561%, 12/31/2049	2,795,682	0.1
6,429,702	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.561%, 12/31/2049	6,273,456	0.2
3,111,209	(1),(4)	JP Morgan Mortgage Trust 2020-3 B2, 3.901%, 08/25/2050	3,298,901	0.1
6,350,000	(1),(4)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	6,506,270	0.3
4,490,400	(1),(4)	JP Morgan Mortgage Trust 2020-4 A5, 3.000%, 11/25/2050	4,707,451	0.2
5,000,000	(1),(4)	JP Morgan Mortgage Trust 2020-4 B1, 3.757%, 11/25/2050	5,362,500	0.2
3,409,230	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	3,539,285	0.1
4,900,000	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	5,075,526	0.2
1,156,228	(1),(4)	JP Morgan Trust 2015-3 B3, 3.665%, 05/25/2045	1,161,968	0.0
2,031,354	(1),(4)	JP Morgan Trust 2015-3 B4, 3.665%, 05/25/2045	1,886,467	0.1
5,503,234,817	(1),(7)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	3,278,277	0.1
74,310		Lehman XS Trust Series 2005-5N 1A2, 0.545%, (US0001M + 0.360%), 11/25/2035	61,179	0.0
520,715	(1),(4)	Mello Mortgage Capital Acceptance 2018-MTG2 A1, 4.475%, 10/25/2048	542,188	0.0
1,085,301	(1),(4)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.475%, 10/25/2048	1,163,394	0.0
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.985%, (US0001M + 1.800%), 09/25/2035	637,568	0.0
1,239,960		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 0.335%, (US0001M + 0.150%), 08/25/2036	518,553	0.0
417,357	(1),(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	445,863	0.0
1,400,000	(1),(4)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	1,335,588	0.1
840,861	(1),(4)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	853,765	0.0
1,637,368	(1),(4)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	1,705,818	0.1
704,389	(1),(4)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	737,238	0.0
1,124,345	(1),(4)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	1,150,534	0.0
2,393,811	(1),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	2,450,846	0.1
1,327,877	(1),(4)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,367,667	0.1
32,033		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	29,205	0.0
1,000,000	(1),(4)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,070,657	0.0
3,796,317	(1),(4)	RCKT Mortgage Trust 2019-1 B1A, 3.923%, 09/25/2049	3,826,601	0.2
2,464,847	(1),(4)	RCKT Mortgage Trust 2019-1 B2A, 3.923%, 09/25/2049	2,334,616	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

3,390,746	(1),(4)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	3,479,360	0.1
1,636,765	(1),(4)	RCKT Mortgage Trust 2020-1 B2A, 3.534%, 02/25/2050	1,531,903	0.1
2,334,862	(4)	Sequoia Mortgage Trust 2013-3 B3, 3.510%, 03/25/2043	2,335,231	0.1
443,760	(1)	Sequoia Mortgage Trust 2013-9 B1, 3.500%, 07/25/2043	446,450	0.0
2,562,446	(1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	2,575,589	0.1
1,441,069	(1),(4)	Sequoia Mortgage Trust 2015-1 B1, 3.870%, 01/25/2045	1,487,508	0.1
1,586,831	(1),(4)	Sequoia Mortgage Trust 2017-1 B2, 3.612%, 02/25/2047	1,610,487	0.1
1,195,108	(1),(4)	Sequoia Mortgage Trust 2018-6 B1, 4.190%, 07/25/2048	1,234,102	0.1
763,789	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.469%, 02/25/2048	806,691	0.0
572,842	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.469%, 02/25/2048	594,054	0.0
3,400,000	(1),(4)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	3,556,514	0.1
1,142,009	(1),(4)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,184,224	0.0
1,760,325	(1),(4)	Sequoia Mortgage Trust 2019-2 B2, 4.232%, 06/25/2049	1,759,421	0.1
1,662,097	(1),(4)	Sequoia Mortgage Trust 2019-2 B3, 4.232%, 06/25/2049	1,620,674	0.1
3,987,045	(1),(4)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	4,101,622	0.2
5,122,190	(1),(4)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	5,313,497	0.2
1,766,745	(1),(4)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,840,351	0.1
2,147,687	(1),(4)	Sequoia Mortgage Trust 2019-5 B2, 3.775%, 12/25/2049	2,031,855	0.1
2,148,674	(1),(4)	Sequoia Mortgage Trust 2019-5 B3, 3.775%, 12/25/2049	1,890,323	0.1
2,642,320	(1),(4)	Sequoia Mortgage Trust 2019-CH1 B1B, 5.035%, 03/25/2049	2,807,982	0.1
977,551	(1),(4)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.035%, 03/25/2049	1,054,831	0.0
2,642,341	(1),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	2,727,842	0.1
600,000	(1),(4)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	605,746	0.0
1,973,668	(1),(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.530%, 09/25/2049	2,064,682	0.1
842,240	(1),(4)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	869,261	0.0
3,790,081	(1),(4)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	3,945,049	0.2
1,892,828	(1),(4)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	1,932,783	0.1
1,490,020	(1),(4)	Sequoia Mortgage Trust 2020-2 B3, 3.674%, 03/25/2050	1,252,942	0.1
2,377,047	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B2, 3.705%, 10/25/2047	2,361,125	0.1
3,151,210	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B3, 3.705%, 10/25/2047	3,157,418	0.1
2,716,165	(1),(4)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,668,687	0.1
64,041	(4)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.876%, 03/25/2035	62,547	0.0
2,100,000	(1),(4)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,092,628	0.1
3,000,000	(1),(4)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	2,717,950	0.1
2,365,165	(1),(4)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	2,358,180	0.1
2,951,756	(1),(6)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	2,941,180	0.1
3,243,902	(1),(4)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	3,311,654	0.1
117,734	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.219%, 10/25/2036	109,386	0.0
251,914	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.939%, 06/25/2034	241,740	0.0
1,568,363	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 3.157%, 07/25/2034	1,545,812	0.1
126,675,356	(4),(7)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 2.568%, 01/25/2045	4,348,486	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

271,962	(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.124%, 09/25/2035	281,637	0.0
41,428,814	(4),(7)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 2.596%, 01/25/2045	2,452,246	0.1
18,790	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.711%, 10/25/2036	17,803	0.0
126,034	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.266%, 11/25/2036	116,709	0.0
484,363	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.266%, 11/25/2036	448,442	0.0
71,800	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.526%, 12/25/2036	65,074	0.0
65,489	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.913%, 08/25/2046	60,494	0.0
117,170	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.515%, 12/25/2036	113,431	0.0
564,157	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.224%, 03/25/2037	500,958	0.0
11,977	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.185%, 04/25/2037	10,454	0.0
67,922	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.352%, 07/25/2037	58,415	0.0
676,600		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.085%, (US0001M + 0.900%), 11/25/2035	561,868	0.0
717,504		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	687,626	0.0
726,394		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	674,967	0.0
878,932		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	859,689	0.0
171,947		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	171,013	0.0
850,152		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 0.785%, (US0001M + 0.600%), 07/25/2036	443,443	0.0
2,162,249		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 2.444%, (12MTA + 0.940%), 07/25/2046	1,460,890	0.1
934,577		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.464%, (12MTA + 0.960%), 08/25/2046	617,003	0.0
43,701		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.615%, (US0001M + 0.430%), 06/25/2037	34,515	0.0
1,097,781	(4)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 4.327%, 09/25/2036	1,024,560	0.0
188,502	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.338%, 12/28/2037	169,464	0.0
3,232,814	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B1, 3.687%, 07/25/2047	3,264,457	0.1
1,434,044	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.687%, 07/25/2047	1,420,751	0.1
1,579,629	(1),(4)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.581%, 09/25/2049	1,361,557	0.1
1,985,992	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.458%, 12/25/2049	1,829,496	0.1
2,100,000	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 A1 Trust, 3.000%, 12/25/2049	2,172,253	0.1
3,516,000	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 A17 Trust, 3.000%, 12/25/2049	3,613,524	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

3,700,000	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	3,904,977	0.2
3,589,000	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.311%, 12/25/2049	3,592,948	0.1
714,968	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	718,006	0.0

	Total Collateralized Mortgage Obligations
	(Cost $781,382,010)		796,610,779	30.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.2%
5,000,000	(1)	Atrium Hotel Portfolio Trust 2018-ATRM C, 1.835%, (US0001M + 1.650%), 06/15/2035	4,481,229	0.2
5,000,000	(1)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.435%, (US0001M + 2.250%), 09/15/2032	4,476,553	0.2
3,799,000	(1),(4)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.311%, 02/27/2048	3,700,380	0.1
1,000,000	(1),(4)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.434%, 11/26/2047	812,297	0.0
3,670,000	(1),(4)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.993%, 05/27/2021	3,555,940	0.1
6,700,000	(1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,671,918	0.1
5,320,000	(1),(4),(7)	BANK 2017-BNK4 XE, 1.628%, 05/15/2050	440,929	0.0
1,500,000	(1),(4)	BANK 2017-BNK5 D, 3.078%, 06/15/2060	1,051,682	0.0
4,380,000	(1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,226,758	0.1
1,600,000	(1),(4)	BANK 2017-BNK6 E, 2.787%, 07/15/2060	892,238	0.0
16,600,000	(1),(4),(7)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,335,980	0.1
4,500,000	(1)	BANK 2018-BNK14 D, 3.000%, 09/15/2060	2,983,503	0.1
51,106,563	(4),(7)	BANK 2019-BN17 XA, 1.188%, 04/15/2052	3,722,158	0.1
10,266,067	(4),(7)	BANK 2019-BNK16 XA, 1.125%, 02/15/2052	653,413	0.0
29,363,191	(4),(7)	Bank 2019-BNK19 XA, 1.097%, 08/15/2061	2,037,300	0.1
58,658,039	(4),(7)	BANK 2019-BNK22 XA, 0.719%, 11/15/2062	2,772,472	0.1
4,590,000	(1)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	3,547,679	0.1
104,321,331	(4),(7)	Benchmark 2018-B7 XA Mortgage Trust, 0.601%, 05/15/2053	2,967,452	0.1
53,223,367	(4),(7)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.393%, 03/15/2062	4,414,053	0.2
42,285,000	(1),(4),(7)	BENCHMARK 2019-B10 XB Mortgage Trust, 1.063%, 03/15/2062	2,971,684	0.1
43,868,289	(4),(7)	Benchmark 2019-B12 XA Mortgage Trust, 1.205%, 08/15/2052	2,877,119	0.1
3,090,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,353,808	0.1
7,330,000	(1),(4),(7)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	1,050,448	0.0
1,330,000	(1)	BHP Trust 2019-BXHP D, 1.956%, (US0001M + 1.771%), 08/15/2036	1,165,577	0.0
6,190,000	(1)	BHP Trust 2019-BXHP E, 2.752%, (US0001M + 2.568%), 08/15/2036	5,149,195	0.2
77,229,112	(4),(7)	BMARK 2018-B4 XA, 0.688%, 07/15/2051	2,384,001	0.1
8,235,553	(1)	BX Commercial Mortgage Trust 2019-XL G, 2.485%, (US0001M + 2.300%), 10/15/2036	7,944,069	0.3
6,573,156	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650%), 10/15/2036	6,238,581	0.2
6,235,000	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.685%, (US0001M + 2.500%), 12/15/2029	5,955,580	0.2
1,650,000	(1)	BX Trust 2019-MMP E, 2.085%, (US0001M + 1.900%), 08/15/2036	1,542,284	0.1
3,710,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	3,340,956	0.1
2,300,000	(1)	BXMT 2017-FL1 B Ltd., 1.694%, (US0001M + 1.500%), 06/15/2035	2,262,707	0.1
2,210,000	(1)	BXMT 2020-FL2 B Ltd., 1.594%, (US0001M + 1.400%), 02/16/2037	2,082,468	0.1
4,990,000	(1),(4)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	5,062,802	0.2
92,288,351	(4),(7)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.303%, 05/15/2052	6,929,009	0.3
40,593,644	(4),(7)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.376%, 11/15/2052	3,323,016	0.1
8,092,155	(4),(7)	CD 2016-CD1 Mortgage Trust XA, 1.532%, 08/10/2049	480,771	0.0
14,660,000	(1),(4),(7)	CD 2016-CD1 Mortgage Trust XB, 0.811%, 08/10/2049	559,994	0.0
2,140,256	(1),(4)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	1,954,592	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

5,060,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB E, 2.185%, (US0001M + 2.000%), 11/15/2036	4,805,572	0.2
4,640,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.735%, (US0001M + 2.550%), 11/15/2036	4,364,004	0.2
1,000,000	(1),(4)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.261%, 11/10/2046	798,161	0.0
4,126,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.761%, 03/10/2047	2,885,083	0.1
6,030,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	3,258,602	0.1
2,130,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	1,260,744	0.1
12,040,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.880%, 07/10/2049	7,404,619	0.3
5,790,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.880%, 07/10/2049	3,023,217	0.1
3,080,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,983,940	0.1
27,531,378	(4),(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.251%, 10/12/2050	1,455,647	0.1
34,021,193	(4),(7)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.007%, 12/15/2072	2,169,766	0.1
40,925,980	(4),(7)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.188%, 08/10/2056	3,010,691	0.1
3,000,000	(4)	COMM 2012-CCRE2 C Mortgage Trust, 4.992%, 08/15/2045	2,847,870	0.1
10,913,154	(4),(7)	COMM 2012-CR3 XA, 2.011%, 10/15/2045	333,513	0.0
858,550	(4),(7)	COMM 2012-CR4 XA, 1.846%, 10/15/2045	28,739	0.0
6,872,213	(1),(4),(7)	COMM 2012-LTRT XA, 1.049%, 10/05/2030	102,416	0.0
1,670,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	1,407,414	0.1
3,460,000	(1),(4)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	2,789,575	0.1
8,380,000	(1),(4)	COMM 2013-GAM F, 3.531%, 02/10/2028	7,930,954	0.3
2,200,000	(1),(4)	COMM 2013-LC6 D Mortgage Trust, 4.462%, 01/10/2046	1,439,215	0.1
11,060,000	(1),(4)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	7,996,491	0.3
11,029,628	(4),(7)	COMM 2016-COR1 XA, 1.572%, 10/10/2049	660,213	0.0
2,799,562	(4),(7)	COMM 2016-CR28 XA, 0.775%, 02/10/2049	75,541	0.0
21,400,768	(4),(7)	COMM 2017-COR2 XA, 1.321%, 09/10/2050	1,399,640	0.1
3,500,000	(1),(4)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	2,806,763	0.1
3,840,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.835%, (US0001M + 2.650%), 05/15/2036	3,647,685	0.1
1,430,000	(4)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	849,884	0.0
2,760,000	(1)	CSWF 2018-TOP F, 2.935%, (US0001M + 2.750%), 08/15/2035	2,408,105	0.1
4,800,000	(1),(4)	DBJPM 16-C3 F Mortgage Trust, 4.382%, 08/10/2049	2,500,943	0.1
2,314,968	(1),(4)	DBUBS 2011-LC1A F Mortgage Trust, 5.876%, 11/10/2046	2,187,095	0.1
8,095,000	(1),(4)	DBUBS 2011-LC2A D, 5.714%, 07/10/2044	6,771,571	0.3
2,300,000	(1),(4)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	2,272,033	0.1
6,080,000	(1),(4)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	4,690,008	0.2
4,500,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.823%, (US0001M + 3.650%), 07/10/2044	3,177,006	0.1
5,000,000	(1)	DBWF 2018-GLKS D Mortgage Trust, 2.594%, (US0001M + 2.400%), 11/19/2035	4,439,721	0.2
4,160,000	(1)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.894%, (US0001M + 2.700%), 04/15/2036	3,468,660	0.1
1,570,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,300,916	0.1
20,188,032	(4),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	2,559,663	0.1
8,937,711	(4),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.085%, 02/25/2041	125,090	0.0
3,431,820	(1)	FREMF 2017-KGL1 BFL Mortgage Trust, 2.683%, (US0001M + 2.500%), 10/25/2027	3,324,097	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

624,589	(1),(7)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	651	0.0
203,197,429	(1),(7)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/2047	35,783	0.0
114,130	(1)	GPT 2018-GPP E Mortgage Trust, 2.655%, (US0001M + 2.470%), 06/15/2035	115,466	0.0
2,000,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.285%, (US0001M + 2.100%), 07/15/2035	1,720,202	0.1
3,500,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR G, 2.785%, (US0001M + 2.600%), 07/15/2035	2,690,249	0.1
4,230,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P E, 2.385%, (US0001M + 2.200%), 10/15/2036	3,940,556	0.2
1,690,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P F, 2.835%, (US0001M + 2.650%), 10/15/2036	1,402,694	0.1
1,010,000	(1),(4)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	970,122	0.0
3,080,000	(4)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.894%, 05/10/2045	2,931,329	0.1
15,518,000	(1),(4)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	10,079,944	0.4
1,330,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	957,158	0.0
6,670,000	(1),(4)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	4,976,520	0.2
15,410,499	(4),(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.124%, 02/10/2052	1,007,478	0.0
4,830,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	4,509,418	0.2
3,710,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	3,282,053	0.1
41,104,484	(4),(7)	GS Mortgage Securities Trust 2019-GC40 XA, 1.231%, 07/10/2052	2,977,181	0.1
84,813,193	(4),(7)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.960%, 11/10/2052	5,213,382	0.2
4,460,000	(1),(4)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	3,916,519	0.2
2,670,000	(1),(4)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	2,371,141	0.1
180,000	(1),(4)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/2034	159,504	0.0
1,424,000	(1),(4)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	1,189,024	0.0
5,910,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	5,528,779	0.2
5,440,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.345%, (US0001M + 2.160%), 07/15/2036	5,005,383	0.2
1,800,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 2.785%, (US0001M + 2.600%), 09/15/2029	1,583,037	0.1
6,150,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	5,618,849	0.2
5,000,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,442,473	0.2
2,845,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 D, 5.605%, 08/15/2046	2,307,026	0.1
5,193,913	(4),(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.645%, 06/15/2045	79,707	0.0
2,000,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.249%, 12/15/2047	1,787,735	0.1
5,500,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	4,243,482	0.2
3,630,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	2,978,834	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

7,470,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	5,054,521	0.2
23,844,868	(4),(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.093%, 07/15/2047	484,943	0.0
3,810,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	3,121,140	0.1
3,640,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	2,719,712	0.1
1,000,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.370%, 11/15/2045	878,302	0.0
2,549,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.053%, 01/15/2047	2,039,221	0.1
9,560,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	6,963,544	0.3
2,200,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,496,904	0.1
1,405,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.813%, 08/15/2047	1,313,417	0.1
49,956,404	(4),(7)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.306%, 02/15/2048	2,137,799	0.1
50,462,299	(4),(7)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.112%, 10/15/2048	1,782,273	0.1
3,760,000	(1),(4)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.184%, 12/27/2046	3,734,356	0.1
21,390,671	(4),(7)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 1.039%, 10/15/2050	1,000,532	0.0
59,225	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	59,102	0.0
12,738,472	(1),(4),(7)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.148%, 03/10/2050	436,763	0.0
6,737,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	4,395,973	0.2
11,560,314	(4),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.136%, 11/15/2046	300,062	0.0
13,898,765	(4),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	465,589	0.0
5,649,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	4,426,735	0.2
1,000,000	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.610%, 02/15/2048	928,253	0.0
5,390,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	4,161,500	0.2
2,860,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	2,196,527	0.1
15,667,146	(4),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.950%, 11/15/2052	675,773	0.0
5,970,000	(1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,823,990	0.1
4,268,000	(1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,197,054	0.1
4,220,000	(1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,543,882	0.1
4,841,000	(1),(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	3,447,149	0.1
25,660,000	(1),(4),(7)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.955%, 10/15/2051	3,146,629	0.1
910,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	605,875	0.0
38,385,444	(4),(7)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.932%, 12/15/2050	1,752,545	0.1
2,370,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,206,091	0.1
4,450,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	4,070,404	0.2
15,000,000	(1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	12,504,657	0.5
790,000	(1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	717,712	0.0
10,151,000	(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	8,700,586	0.3

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

4,470,000	(1),(4)	Ready Capital Mortgage Trust 2019-5 D, 5.514%, 02/25/2052	3,956,661	0.2
5,310,000	(1),(4)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.168%, 02/27/2051	3,409,049	0.1
1,000,000	(1),(4)	UBS Commercial Mortgage Trust 2017-C5, 4.459%, 11/15/2050	810,804	0.0
26,319,739	(4),(7)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.727%, 04/15/2052	2,586,683	0.1
1,900,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	1,059,810	0.0
3,240,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	1,605,045	0.1
1,616,500	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	1,576,829	0.1
3,448,000	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	3,349,167	0.1
6,535,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.647%, 09/15/2058	5,022,210	0.2
8,329,649	(1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	4,868,518	0.2
10,940,000	(1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	8,545,754	0.3
78,780,000	(4),(7)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.628%, 11/15/2049	2,385,057	0.1
20,684,529	(4),(7)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.109%, 10/15/2050	1,021,094	0.0
2,321,869	(1)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 2.342%, (US0001M + 2.157%), 12/15/2036	2,205,762	0.1
8,430,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	5,448,289	0.2
39,842,064	(4),(7)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.767%, 08/15/2052	4,133,148	0.2
371,899	(1),(4),(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.964%, 08/15/2045	10,141	0.0
2,867,543	(1),(4),(7)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.048%, 11/15/2045	98,216	0.0
9,230,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.399%, 03/15/2045	6,666,201	0.3
960,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.399%, 03/15/2045	609,024	0.0
10,350,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	7,824,405	0.3
5,950,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	4,307,908	0.2
4,581,189	(1),(4),(7)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.343%, 03/15/2048	115,885	0.0
9,000,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.208%, 12/15/2046	7,839,917	0.3
760,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	547,746	0.0
3,000,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,042,290	0.1
41,751,320	(4),(7)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.003%, 03/15/2046	741,499	0.0
7,735,000	(1),(4)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	7,039,220	0.3
1,500,000	(1),(4)	WFLD 2014-MONT D Mortgage Trust, 3.880%, 08/10/2031	1,069,146	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $581,059,239)		500,740,134	19.2

ASSET-BACKED SECURITIES: 12.5%
		Automobile Asset-Backed Securities: 1.4%
1,075,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	1,119,217	0.0
2,000,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	2,053,570	0.1
2,800,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	2,858,700	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,450,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,437,397	0.1
4,400,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,260,441	0.2
3,000,000		Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	2,996,754	0.1
2,500,000	(1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,479,689	0.1
1,000,000		Santander Drive Auto Receivables Trust 2018-2 D, 3.880%, 02/15/2024	1,020,413	0.0
4,450,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,570,694	0.2
2,250,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,275,261	0.1
6,000,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	5,994,689	0.2
850,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	867,079	0.0
3,800,000	(1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,821,243	0.2
			36,755,147	1.4

		Home Equity Asset-Backed Securities: 0.4%
2,670,635	(1),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,529,989	0.1
446,918		GSAA Home Equity Trust 2006-3 A3, 0.485%, (US0001M + 0.300%), 03/25/2036	302,961	0.0
2,828,067	(4)	GSAA Home Equity Trust 2006-4 4A3, 3.716%, 03/25/2036	2,168,042	0.1
1,035,979		GSAA Home Equity Trust 2007-1 1A1, 0.265%, (US0001M + 0.080%), 02/25/2037	436,620	0.0
1,122,361	(4)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	645,040	0.0
1,107,801	(4)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	717,965	0.0
634,577		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.645%, (US0001M + 0.230%), 02/25/2037	556,726	0.0
3,792,554	(4)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.318%, 02/25/2035	3,665,949	0.2
			11,023,292	0.4

		Other Asset-Backed Securities: 9.6%
2,713,345	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,491,542	0.1
3,250,491	(1),(4)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	3,418,300	0.1
3,089,000	(1)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,110,709	0.1
4,234,000	(1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	4,268,408	0.2
2,500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 3.661%, (US0003M + 2.350%), 04/14/2029	2,389,960	0.1
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 2.660%, (US0003M + 1.900%), 04/30/2031	1,855,602	0.1
4,750,000	(1)	Apidos CLO XI 2012-11A CRR, 3.635%, (US0003M + 2.500%), 10/17/2030	4,605,771	0.2
9,000,000	(1)	Apidos CLO XXII 2015-22A BR, 3.085%, (US0003M + 1.950%), 04/20/2031	8,609,445	0.3
5,000,000	(1)	Apidos CLO XXXIII 2020-33A B, 2.502%, (US0003M + 2.200%), 07/24/2031	4,999,945	0.2
1,650,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,464,507	0.1
750,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	646,230	0.0
2,066,469	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	2,064,589	0.1
1,100,000	(1)	Ares XLII Clo Ltd. 2017-42A C, 3.298%, (US0003M + 2.200%), 01/22/2028	1,071,035	0.0
750,000	(1)	Atrium CDO Corp. 12A CR, 2.748%, (US0003M + 1.650%), 04/22/2027	728,454	0.0
2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 3.035%, (US0003M + 1.900%), 07/20/2029	1,914,568	0.1
6,000,000	(1)	Barings Clo Ltd. 2019-4A C, 4.405%, (US0003M + 2.800%), 01/15/2033	5,929,944	0.2
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 3.285%, (US0003M + 2.150%), 04/20/2031	1,883,172	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

500,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 3.535%, (US0003M + 2.400%), 07/18/2027	465,880	0.0
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 3.048%, (US0003M + 1.950%), 10/22/2030	941,579	0.0
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 3.035%, (US0003M + 1.900%), 04/20/2030	930,158	0.0
3,750,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 3.669%, (US0003M + 2.450%), 07/15/2032	3,594,487	0.1
250,000	(1)	Bowman Park CLO Ltd. 2014-1A E, 5.760%, (US0003M + 5.400%), 11/23/2025	232,072	0.0
4,000,000	(1)	Bristol Park CLO Ltd. 2016-1A CR, 3.169%, (US0003M + 1.950%), 04/15/2029	3,864,680	0.2
750,000	(1)	Buttermilk Park CLO Ltd. 2018-1A C, 3.319%, (US0003M + 2.100%), 10/15/2031	719,744	0.0
250,000	(1)	Carlyle Global Market Strategies CLO 2015-2A DR Ltd., 5.341%, (US0003M + 4.350%), 04/27/2027	202,063	0.0
1,500,000	(1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 3.737%, (US0003M + 2.850%), 07/28/2028	1,360,933	0.1
1,500,000	(1)	Carlyle US CLO 2016-4A BR Ltd., 3.235%, (US0003M + 2.100%), 10/20/2027	1,414,846	0.1
1,000,000	(1)	Cent CLO C17A BR Ltd., 2.610%, (US0003M + 1.850%), 04/30/2031	931,487	0.0
1,500,000	(1)	CIFC Funding 2013-IA BR Ltd., 3.576%, (US0003M + 2.400%), 07/16/2030	1,464,406	0.1
2,000,000	(1)	Cifc Funding 2014-4RA B Ltd., 3.335%, (US0003M + 2.200%), 10/17/2030	1,944,336	0.1
6,250,000	(1)	CIFC Funding 2017-2A C, 3.485%, (US0003M + 2.350%), 04/20/2030	6,038,600	0.2
1,100,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.890%, (US0001M + 0.705%), 09/25/2035	1,035,146	0.0
1,750,000	(1)	Cumberland Park CLO Ltd. 2015-2A CR, 2.935%, (US0003M + 1.800%), 07/20/2028	1,706,514	0.1
843,625	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	916,615	0.0
446,625	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	472,497	0.0
577,500	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	625,392	0.0
1,072,500	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,161,076	0.0
3,071,250	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	3,152,868	0.1
2,318,700	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,478,680	0.1
3,532,250	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,704,765	0.1
2,172,500	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,301,177	0.1
1,225,000	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,301,779	0.1
2,750,000	(1)	Dryden 30 Senior Loan Fund 2013-30A DR, 2.992%, (US0003M + 2.600%), 11/15/2028	2,427,370	0.1
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 3.119%, (US0003M + 1.900%), 04/15/2031	1,666,275	0.1
1,150,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.219%, (US0003M + 3.000%), 10/15/2027	1,055,367	0.0
3,061,863	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,089,093	0.1
750,000	(1)	Galaxy XXII CLO Ltd. 2016-22A DR, 4.276%, (US0003M + 3.100%), 07/16/2028	700,994	0.0
945,500	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	945,418	0.0
3,553,439	(1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,357,826	0.1
1,000,000	(1)	Invitation Homes 2018-SFR1 D Trust, 1.644%, (US0001M + 1.450%), 03/17/2037	976,539	0.0
4,500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 3.135%, (US0003M + 2.000%), 10/20/2027	4,370,342	0.2
3,750,000	(1)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	3,695,550	0.1
1,000,000	(1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,022,124	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,350,000	(1)	LCM XVIII L.P. 18A CR, 2.985%, (US0003M + 1.850%), 04/20/2031	1,251,825	0.1
1,000,000	(1)	LCM XX L.P. 20A-CR, 3.085%, (US0003M + 1.950%), 10/20/2027	953,485	0.0
934,686	(1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,050,069	0.0
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 3.035%, (US0003M + 1.900%), 04/19/2030	962,635	0.0
2,500,000	(1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 2.948%, (US0003M + 1.850%), 01/22/2028	2,434,205	0.1
6,000,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 4.069%, (US0003M + 2.850%), 10/15/2032	5,877,108	0.2
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 3.069%, (US0003M + 1.850%), 04/15/2031	956,509	0.0
1,466,759	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,462,063	0.1
1,700,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,700,084	0.1
1,700,000	(1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	1,687,605	0.1
2,000,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,750,933	0.1
4,050,000	(1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	3,869,056	0.2
1,950,000	(1)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	1,806,197	0.1
1,600,000	(1)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,489,912	0.1
2,656,446	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,686,685	0.1
948,125	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	961,185	0.0
2,321,888	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,333,694	0.1
2,149,880	(1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	2,255,970	0.1
995,728	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	991,294	0.0
1,717,687	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,773,208	0.1
3,500,000	(1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 3.085%, (US0003M + 1.950%), 04/19/2030	3,381,851	0.1
2,300,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 3.626%, (US0003M + 2.450%), 10/16/2032	2,246,580	0.1
700,000	(1)	Ocean Trails CLO IV 2013-4A DR, 3.434%, (US0003M + 3.000%), 08/13/2025	655,957	0.0
2,450,000	(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 2.985%, (US0003M + 1.850%), 04/17/2027	2,402,539	0.1
2,000,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A C, 3.535%, (US0003M + 2.400%), 07/20/2030	1,924,850	0.1
2,250,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A C, 3.469%, (US0003M + 2.250%), 07/15/2029	2,152,283	0.1
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 2.985%, (US0003M + 1.850%), 01/20/2031	559,608	0.0
1,000,000	(1)	Octagon Investment Partners XXIII Ltd. 2015-1A CR, 3.069%, (US0003M + 1.850%), 07/15/2027	964,802	0.0
1,500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 3.585%, (US0003M + 2.450%), 07/20/2032	1,450,533	0.1
1,545,000	(1)	OHA Credit Partners IX Ltd. 2013-9A DR, 4.435%, (US0003M + 3.300%), 10/20/2025	1,533,644	0.1
1,500,000	(1)	Palmer Square Loan Funding 2018-1A D Ltd., 5.169%, (US0003M + 3.950%), 04/15/2026	1,358,055	0.1
1,000,000	(1)	Palmer Square Loan Funding 2018-1A E Ltd., 7.119%, (US0003M + 5.900%), 04/15/2026	614,350	0.0
1,500,000	(1),(9)	Palmer Square Loan Funding 2018-2A C Ltd., 3.169%, (US0003M + 1.950%), 07/15/2026	1,416,875	0.1
3,000,000	(1)	Palmer Square Loan Funding 2018-4 D Ltd., 4.642%, (US0003M + 4.250%), 11/15/2026	2,618,304	0.1
1,572,000	(1)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	1,586,863	0.1
526,026	(4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.681%, 01/25/2036	532,031	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,437,762	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,465,943	0.1
3,000,000	(1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800%), 01/15/2030	2,950,299	0.1
770,000	(1),(4)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	779,151	0.0
1,985,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	1,818,144	0.1
2,050,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,925,292	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	2,822,475	0.1
2,750,000	(1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,395,442	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,659,099	0.1
4,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,021,300	0.2
2,000,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,925,674	0.1
600,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	493,975	0.0
2,100,000	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	1,796,928	0.1
1,200,000	(1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	968,050	0.0
1,943,500	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	2,048,520	0.1
5,145,170	(1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	5,048,593	0.2
1,922,025	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,824,338	0.1
3,806,017	(1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,776,064	0.1
1,200,000	(1)	Symphony Credit Opportunities Fund Ltd. 2015-2A CR, 3.479%, (US0003M + 2.260%), 07/15/2028	1,188,172	0.1
1,083,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,175,748	0.0
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 2.236%, (US0003M + 1.850%), 11/18/2030	945,639	0.0
4,000,000	(1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	3,081,709	0.1
3,450,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,069,601	0.1
2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 3.085%, (US0003M + 1.950%), 07/18/2031	1,854,466	0.1
1,000,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 3.319%, (US0003M + 2.100%), 07/15/2028	956,665	0.0
2,000,000	(1),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,119,033	0.1
2,500,000	(1),(4)	Towd Point Mortgage Trust 2017-6 A2, 3.000%, 10/25/2057	2,614,901	0.1
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 2.985%, (US0003M + 1.850%), 04/20/2031	1,417,019	0.1
1,795,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 3.119%, (US0003M + 1.900%), 04/15/2027	1,701,143	0.1
2,778,750	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,883,509	0.1
975,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,030,975	0.0
3,332,000	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,521,458	0.1
2,000,000	(1)	West CLO 2014-2A BR Ltd., 2.926%, (US0003M + 1.750%), 01/16/2027	1,931,378	0.1
			250,584,409	9.6

		Student Loan Asset-Backed Securities: 1.1%
282,427	(1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	287,687	0.0
4,321,763	(1)	Commonbond Student Loan Trust 2019-A-GS A1, 2.540%, 01/25/2047	4,494,185	0.2
226,837	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	228,880	0.0
977,381	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	1,015,062	0.0
2,150,000	(1),(4)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,187,164	0.1
1,092,294	(1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,092,846	0.1
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,493,034	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	994,951	0.0
2,250,000	(1),(4)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,320,316	0.1
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,045,589	0.0
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	779,636	0.0
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,050,190	0.0
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,056,487	0.1
2,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,041,310	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	3,011,453	0.1
4,400,000	(1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,273,077	0.2
			29,371,867	1.1

	Total Asset-Backed Securities
	(Cost $335,780,688)		327,734,715	12.5

SOVEREIGN BONDS: 3.0%
1,075,000	(3)	Argentine Republic Government International Bond, 6.875%, 01/26/2027	436,181	0.0
1,700,000		Brazilian Government International Bond, 3.875%, 06/12/2030	1,642,285	0.1
475,000		Brazilian Government International Bond, 6.000%, 04/07/2026	538,258	0.0
2,700,000		Colombia Government International Bond, 3.875%, 04/25/2027	2,858,139	0.1
EUR 1,875,000		Croatia Government International Bond, 1.125%, 06/19/2029	2,092,809	0.1
800,000		Croatia Government International Bond, 5.500%, 04/04/2023	882,568	0.0
2,825,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	2,569,337	0.1
500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	504,780	0.0
1,725,000		Dominican Republic International Bond, 6.875%, 01/29/2026	1,813,941	0.1
300,000		Ecuador Government International Bond, 7.775%, 01/23/2028	124,503	0.0
1,700,000	(2)	Egypt Government International Bond, 5.875%, 06/11/2025	1,717,000	0.1
1,900,000	(2)	Egypt Government International Bond, 6.588%, 02/21/2028	1,880,871	0.1
4,200,000		Egypt Government International Bond, 7.500%, 01/31/2027	4,416,733	0.2
3,200,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	3,131,488	0.1
1,400,000	(1)	Export-Import Bank of India, 3.250%, 01/15/2030	1,387,956	0.1
440,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	394,225	0.0
4,525,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	4,247,844	0.2
2,100,000		Indonesia Government International Bond, 2.850%, 02/14/2030	2,149,080	0.1
IDR 32,649,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	2,411,478	0.1
1,303,875		Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,289,006	0.1
1,275,000		Jordan Government International Bond, 5.850%, 07/07/2030	1,275,000	0.0
650,000		Jordan Government International Bond, 6.125%, 01/29/2026	686,608	0.0
1,350,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,336,500	0.1
500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	548,125	0.0
1,200,000		Mexico Government International Bond, 3.250%, 04/16/2030	1,190,340	0.1
1,600,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,743,000	0.1
450,000		Nigeria Government International Bond, 6.500%, 11/28/2027	429,525	0.0
600,000		Oman Government International Bond, 6.000%, 08/01/2029	561,000	0.0
600,000		Panama Government International Bond, 3.160%, 01/23/2030	647,025	0.0
500,000		Panama Government International Bond, 9.375%, 04/01/2029	760,530	0.0
PEN 9,681,000		Peru Government Bond, 6.850%, 02/12/2042	3,229,388	0.1
3,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,007,500	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	816,773	0.0
1,500,000		Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	1,683,675	0.1
1,800,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	2,020,410	0.1
700,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	650,986	0.0
5,750,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	5,464,628	0.2
800,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	911,000	0.0
500,000		Saudi Government International Bond, 3.625%, 03/04/2028	550,655	0.0
2,000,000		Saudi Government International Bond, 4.500%, 04/17/2030	2,366,020	0.1
1,300,000		South Africa Government International Bond, 5.875%, 09/16/2025	1,382,264	0.1
950,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	665,008	0.0
3,075,000		Turkey Government International Bond, 4.875%, 10/09/2026	2,861,241	0.1
1,100,000		Turkey Government International Bond, 5.600%, 11/14/2024	1,084,875	0.0
325,000		Turkey Government International Bond, 7.250%, 12/23/2023	339,122	0.0
550,000		Turkey Government International Bond, 7.375%, 02/05/2025	580,664	0.0
450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	453,482	0.0
975,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,025,136	0.0
4,550,000		Ukraine Government International Bond, 7.750%, 09/01/2025	4,762,958	0.2

	Total Sovereign Bonds
	(Cost $81,527,352)		79,521,920	3.0

BANK LOANS: 10.5%
		Aerospace & Defense: 0.3%
1,071,715		AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.650%, (US0006M + 3.500%), 01/17/2027	1,026,837	0.0
1,145,099		Amentum Government Services Holdings LLC Term Loan B, 4.178%, (US0001M + 4.000%), 02/01/2027	1,130,785	0.1
1,790,412		American Airlines, Inc. 2018 Term Loan B, 1.934%, (US0001M + 1.750%), 06/27/2025	1,366,681	0.1
195,000		Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/2023	195,000	0.0
1,008,290		KBR, Inc. 2020 Term Loan B, 2.928%, (US0001M + 2.750%), 02/05/2027	990,644	0.0
1,445,712		Maxar Technologies Ltd. Term Loan B, 2.930%, (US0001M + 2.750%), 10/04/2024	1,360,776	0.1
518,542		Science Applications International Corporation 2020 Incremental Term Loan B, 2.428%, (US0001M + 2.250%), 03/12/2027	507,912	0.0
248,127		TransDigm, Inc. 2020 Term Loan E, 2.428%, (US0001M + 2.250%), 05/30/2025	224,296	0.0
627		TransDigm, Inc. 2020 Term Loan F, 2.424%, (US0001M + 2.250%), 12/09/2025	569	0.0
627		TransDigm, Inc. 2020 Term Loan G, 2.428%, (US0001M + 2.250%), 08/22/2024	569	0.0
			6,804,069	0.3

		Auto Components: 0.0%
1,014,988		Broadstreet Partners, Inc. 2020 Term Loan B, 3.428%, (US0001M + 3.250%), 01/27/2027	970,899	0.0

		Automotive: 0.5%
2,837,774		American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/2024	2,702,980	0.1
335,750		Autokiniton US Holdings, Inc. Term Loan, 5.928%, (US0001M + 5.750%), 05/22/2025	320,641	0.0
881,308		Belron Finance US LLC 2019 USD Term Loan B, 3.260%, (US0003M + 2.500%), 10/30/2026	855,603	0.0
1,103,438		Belron Finance US LLC USD Term Loan B, 2.974%, (US0003M + 2.500%), 11/07/2024	1,073,093	0.1
929,702		Dealer Tire, LLC 2020 Term Loan B, 4.428%, (US0001M + 4.250%), 12/12/2025	890,964	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,597,922	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/2024	2,510,243	0.1
1,257,848	KAR Auction Services, Inc. 2019 Term Loan B6, 2.500%, (US0001M + 2.250%), 09/19/2026	1,198,100	0.1
1,502,391	Panther BF Aggregator 2 LP USD Term Loan B, 3.678%, (US0001M + 3.500%), 04/30/2026	1,436,035	0.1
498,715	Truck Hero, Inc. 1st Lien Term Loan, 3.928%, (US0001M + 3.750%), 04/22/2024	455,960	0.0
747,500	Wand NewCo 3, Inc. 2020 Term Loan, 3.559%, (US0003M + 3.000%), 02/05/2026	711,994	0.0
		12,155,613	0.5

	Beverage & Tobacco: 0.1%
1,695,598	Sunshine Investments B.V. USD Term Loan B3, 3.674%, (US0003M + 3.250%), 03/28/2025	1,653,208	0.1

	Brokers, Dealers & Investment Houses: 0.1%
1,979,836	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.678%, (US0001M + 2.500%), 08/27/2025	1,653,163	0.1
691,225	Forest City Enterprises, L.P. 2019 Term Loan B, 3.678%, (US0001M + 3.500%), 12/08/2025	649,751	0.0
		2,302,914	0.1

	Building & Development: 0.3%
426,264	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0001M + 2.250%), 07/31/2026	414,542	0.0
1,876,016	Core & Main LP 2017 Term Loan B, 3.750%, (US0006M + 2.750%), 08/01/2024	1,793,940	0.1
1,318,972	GYP Holdings III Corp. 2018 Term Loan B, 2.928%, (US0001M + 2.750%), 06/01/2025	1,277,754	0.0
737,245	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/2023	716,970	0.0
1,372,128	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/2025	1,338,968	0.1
1,390,500	Quikrete Holdings Inc Term Loan, 2.678%, (US0001M + 2.500%), 02/01/2027	1,345,598	0.1
391,427	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/2024	371,856	0.0
1,250,000	Zekelman Industries, Inc. 2020 Term Loan, 2.430%, (US0001M + 2.250%), 01/24/2027	1,203,125	0.0
		8,462,753	0.3

	Business Equipment & Services: 0.8%
191,773	24-7 Intouch Inc 2018 Term Loan, 4.928%, (US0001M + 4.750%), 08/25/2025	177,390	0.0
2,554,743	AlixPartners, LLP 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 04/04/2024	2,472,353	0.1
389,546	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/2024	374,695	0.0
265,000	Cardtronics USA, Inc. Term Loan B, 4.302%, (US0003M + 4.000%), 06/24/2027	262,350	0.0
503,948	Castle US Holding Corporation USD Term Loan B, 4.058%, (US0003M + 3.750%), 01/29/2027	464,892	0.0
887,845	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/2025	849,834	0.0
1,403,764	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/2023	1,361,651	0.1
669,923	Ellie Mae, Inc. Term Loan, 4.058%, (US0003M + 3.750%), 04/17/2026	651,081	0.0
534,737	EVO Payments International LLC 2018 1st Lien Term Loan, 3.440%, (US0001M + 3.250%), 12/22/2023	520,700	0.0
633,744	GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/2025	608,394	0.0
150,462	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.072%, (US0003M + 4.000%), 11/21/2024	145,196	0.0
400,000	Mileage Plus Holdings LLC 2020 Term Loan B, 5.552%, (US0003M + 5.250%), 06/25/2027	397,822	0.0
285,000	Nielsen Finance LLC 2020 USD Term Loan B5, 5.750%, (US0001M + 3.750%), 06/04/2025	283,219	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,132,158	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/2025	1,084,985	0.1
1,116,758	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.428%, (US0001M + 3.250%), 05/01/2025	1,069,295	0.1
2,247,756	Red Ventures, LLC 2020 Term Loan B, 2.678%, (US0001M + 2.500%), 11/08/2024	2,134,244	0.1
390,719	Renaissance Learning, Inc. 2018 Add On Term Loan, 4.010%, (US0003M + 3.250%), 05/30/2025	377,630	0.0
891,787	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0003M + 5.500%), 12/20/2024	827,133	0.0
1,126,273	Solera Holdings, Inc. USD Term Loan B, 2.928%, (US0001M + 2.750%), 03/03/2023	1,085,727	0.1
1,048,147	Staples, Inc. 7 Year Term Loan, 5.687%, (US0003M + 5.000%), 04/16/2026	905,337	0.0
363,507	SurveyMonkey Inc. 2018 Term Loan B, 3.860%, (US0001W + 3.750%), 10/10/2025	352,602	0.0
1,039,767	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.377%, (US0003M + 4.000%), 08/20/2025	879,383	0.0
859,584	Verra Mobility Corporation 2020 Term Loan B, 3.558%, (US0003M + 3.250%), 02/28/2025	825,201	0.0
1,503,149	Verscend Holding Corp. 2018 Term Loan B, 4.678%, (US0001M + 4.500%), 08/27/2025	1,465,570	0.1
359,100	VS Buyer, LLC Term Loan B, 3.428%, (US0001M + 3.250%), 02/28/2027	348,327	0.0
1,140,104	West Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/2024	981,629	0.1
435,439	West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/2024	374,840	0.0
366,934	Yak Access, LLC 2018 1st Lien Term Loan B, 5.308%, (US0003M + 5.000%), 07/11/2025	297,217	0.0
		21,578,697	0.8

	Cable & Satellite Television: 0.3%
1,783,017	CSC Holdings, LLC 2019 Term Loan B5, 2.685%, (US0001M + 2.500%), 04/15/2027	1,700,107	0.1
1,224,191	Radiate Holdco, LLC 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/01/2024	1,173,353	0.0
347,627	Telesat Canada Term Loan B5, 2.930%, (US0001M + 2.750%), 12/07/2026	333,722	0.0
860,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.435%, (US0001M + 2.250%), 04/30/2028	822,375	0.0
1,899,808	Virgin Media Bristol LLC USD Term Loan N, 2.685%, (US0001M + 2.500%), 01/31/2028	1,822,865	0.1
1,491,052	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/2023	1,426,440	0.1
		7,278,862	0.3

	Chemicals & Plastics: 0.3%
1,087,073	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/2024	1,048,346	0.1
417,086	Composite Resins Holding B.V. 2018 Term Loan B, 5.475%, (US0006M + 4.250%), 08/01/2025	400,402	0.0
500,000	Diamond (BC) B.V. 2020 USD Incremental Term Loan, 5.302%, (US0003M + 5.000%), 09/06/2024	490,625	0.0
383,675	Diamond (BC) B.V. USD Term Loan, 3.760%, (US0003M + 3.000%), 09/06/2024	354,260	0.0
1,300,106	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/2024	1,244,851	0.1
639,608	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.925%, (US0001M + 4.750%), 10/15/2025	604,429	0.0
150,000	PQ Corp. TL B 1L, 3.302%, (US0003M + 3.000%), 02/07/2027	146,478	0.0
1,087,859	Starfruit Finco B.V 2018 USD Term Loan B, 3.188%, (US0001M + 3.000%), 10/01/2025	1,026,213	0.0
2,244,013	Tronox Finance LLC Term Loan B, 2.982%, (US0001M + 2.750%), 09/23/2024	2,156,591	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

250,000		Univar Inc. 2017 USD Term Loan B, 2.428%, (US0001M + 2.250%), 07/01/2024	241,688	0.0
193,402		Univar Inc. 2019 USD Term Loan B5, 2.178%, (US0003M + 2.000%), 07/01/2026	185,520	0.0
			7,899,403	0.3

		Clothing/Textiles: 0.0%
980,482		Varsity Brands, Inc. 2017 Term Loan B, 4.500%, (US0001M + 3.500%), 12/15/2024	838,721	0.0

		Consumer, Cyclical: 0.0%
973,887	(10)	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 3.802%, (US0003M + 3.500%), 05/30/2025	233,733	0.0

		Consumer, Non-cyclical: 0.0%
25,931		Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.052%, (US0003M + 3.750%), 03/31/2027	25,291	0.0
319,069		Pathway Vet Alliance LLC 2020 Term Loan, 4.302%, (US0003M + 4.000%), 03/31/2027	311,192	0.0
			336,483	0.0

		Containers & Glass Products: 0.5%
208,605		Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.000%, (US0003M + 3.000%), 04/22/2024	195,567	0.0
2,886,492		Berry Global, Inc. Term Loan Y, 2.177%, (US0001M + 2.000%), 07/01/2026	2,772,063	0.1
1,026,124		BWAY Holding Company 2017 Term Loan B, 4.561%, (US0003M + 3.250%), 04/03/2024	926,590	0.0
1,125,253		Charter NEX US, Inc. Incremental Term Loan, 3.428%, (US0001M + 3.250%), 05/16/2024	1,079,305	0.1
556,699		Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.433%, (US0003M + 3.000%), 12/29/2023	534,895	0.0
1,518,888		Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 4.683%, (US0003M + 3.250%), 06/29/2025	1,430,603	0.1
434,715		Plastipak Packaging, Inc. 2018 Term Loan B, 2.680%, (US0001M + 2.500%), 10/14/2024	420,948	0.0
942,638		Reynolds Consumer Products LLC Term Loan, 1.928%, (US0001M + 1.750%), 02/04/2027	909,056	0.0
2,197,370		Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.928%, (US0001M + 2.750%), 02/05/2023	2,102,333	0.1
638,189		Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.928%, (US0001M + 2.750%), 10/31/2024	611,066	0.0
1,263,821		TricorBraun Hldgs Inc First Lien Term Loan, 4.753%, (US0003M + 3.750%), 11/30/2023	1,219,587	0.1
			12,202,013	0.5

		Cosmetics/Toiletries: 0.1%
374		Anastasia Parent, LLC 2018 Term Loan B, 4.058%, (US0003M + 3.750%), 08/11/2025	132	0.0
1,165,699		Wellness Merger Sub, Inc. 1st Lien Term Loan, 5.250%, (US0003M + 4.250%), 06/30/2024	1,085,557	0.1
			1,085,689	0.1

		Drugs: 0.0%
1,038,362		Horizon Therapeutics USA Inc Term Loan B, 2.438%, (US0001M + 2.250%), 05/22/2026	1,008,509	0.0

		Ecological Services & Equipment: 0.0%
840,466		GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0003M + 3.000%), 05/30/2025	819,103	0.0

		Electronics/Electrical: 1.6%
170,084		ABC Financial Services, Inc. 1st Lien Term Loan, 5.293%, (US0003M + 4.250%), 01/02/2025	145,421	0.0
1,529,504		Barracuda Networks, Inc. 1st Lien Term Loan, 4.250%, (US0003M + 3.250%), 02/12/2025	1,496,619	0.1
939,378		BMC Software Finance, Inc. 2018 USD Term Loan B, 4.428%, (US0001M + 4.250%), 10/02/2025	891,739	0.0
391,087		Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.178%, (US0001M + 4.000%), 04/18/2025	380,088	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

390,883		CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 3.928%, (US0001M + 3.750%), 08/29/2025	346,518	0.0
427,359		Cohu, Inc. 2018 Term Loan B, 3.178%, (US0001M + 3.000%), 10/01/2025	405,991	0.0
580,000		Cornerstone OnDemand, Inc. Term Loan B, 5.348%, (US0002M + 4.250%), 04/22/2027	572,025	0.0
1,865,833		Epicor Software Corporation 1st Lien Term Loan, 3.430%, (US0001M + 3.250%), 06/01/2022	1,831,183	0.1
155,716		Exact Merger Sub LLC 1st Lien Term Loan, 5.250%, (US0003M + 4.250%), 09/27/2024	152,472	0.0
636,680		GlobalFoundries Inc USD Term Loan B, 5.063%, (US0003M + 4.750%), 06/05/2026	615,988	0.0
1,045,393		Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 3.428%, (US0001M + 3.250%), 12/01/2023	1,010,111	0.0
343,513		Helios Software Holdings, Inc. USD Term Loan, 5.322%, (US0006M + 4.250%), 10/24/2025	332,864	0.0
1,165,205		Hyland Software, Inc. 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.250%), 07/01/2024	1,133,744	0.1
960,850		Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/2026	918,813	0.0
1,057,350		Informatica LLC 2020 USD Term Loan B, 3.428%, (US0001M + 3.250%), 02/25/2027	1,012,413	0.0
2,291,998		Kronos Incorporated 2017 Term Loan B, 3.179%, (US0001M + 3.000%), 11/01/2023	2,289,848	0.1
180,000		MA FinanceCo., LLC 2020 USD Term Loan B, 4.552%, (US0003M + 4.250%), 05/29/2025	176,400	0.0
2,871,267		McAfee, LLC 2018 USD Term Loan B, 3.934%, (US0001M + 3.750%), 09/30/2024	2,796,614	0.1
2,367,768		MH Sub I, LLC 2017 1st Lien Term Loan, 4.822%, (US0006M + 3.750%), 09/13/2024	2,270,097	0.1
150,000		MH Sub I, LLC 2017 2nd Lien Term Loan, 8.572%, (US0006M + 7.500%), 09/15/2025	143,625	0.0
1,504,004		Project Boost Purchaser, LLC 2019 Term Loan B, 3.678%, (US0001M + 3.500%), 06/01/2026	1,441,964	0.1
417,983		Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/2023	408,056	0.0
2,297,020		Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 5.010%, (US0003M + 4.250%), 05/16/2025	2,208,968	0.1
2,268,917		Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/2023	2,160,009	0.1
488,148		Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/2022	418,790	0.0
1,315,850		Rocket Software, Inc. 2018 Term Loan, 4.428%, (US0001M + 4.250%), 11/28/2025	1,264,532	0.1
1,374,316		RP Crown Parent LLC Term Loan B, 3.750%, (US0001M + 2.750%), 10/12/2023	1,342,534	0.1
1,187,778		Seattle Spinco, Inc. USD Term Loan B3, 2.678%, (US0001M + 2.500%), 06/21/2024	1,113,542	0.1
695,474		Sirius Computer Solutions, Inc. 2020 Term Loan, 3.678%, (US0001M + 3.500%), 07/01/2026	676,000	0.0
392,735	(10)	SkillSoft Corporation 1st Lien Term Loan, 5.052%, (US0003M + 4.750%), 04/28/2021	244,232	0.0
22,531		SkillSoft Corporation 2020 DIP Term Loan, 8.500%, (US0003M + 7.500%), 09/14/2020	21,404	0.0
2,730,265		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.928%, (US0001M + 2.750%), 02/05/2024	2,649,722	0.1
383,508		SonicWall US Holdings Inc. 1st Lien Term Loan, 3.877%, (US0003M + 3.500%), 05/16/2025	365,611	0.0
312,670		SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 1.928%, (US0001M + 1.750%), 04/16/2025	299,549	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

201,593	SS&C Technologies Inc. 2018 Term Loan B3, 1.928%, (US0001M + 1.750%), 04/16/2025	193,133	0.0
1,084,098	Surf Holdings, LLC USD Term Loan, 3.827%, (US0003M + 3.500%), 03/05/2027	1,043,669	0.0
581,812	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 6.072%, (US0003M + 5.000%), 05/29/2026	386,178	0.0
1,174,292	TTM Technologies, Inc. 2017 Term Loan, 2.673%, (US0001M + 2.500%), 09/28/2024	1,139,064	0.1
105,000	Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.302%, (US0003M + 4.000%), 05/04/2026	103,978	0.0
1,105,681	Ultimate Software Group Inc(The) Term Loan B, 3.928%, (US0001M + 3.750%), 05/04/2026	1,072,709	0.1
1,146,032	Veritas Bermuda Ltd. USD Repriced Term Loan B, 5.500%, (US0003M + 4.500%), 01/27/2023	1,062,945	0.0
1,610,623	Vertafore, Inc. 2018 1st Lien Term Loan, 3.434%, (US0001M + 3.250%), 07/02/2025	1,523,189	0.1
140,845	Web.com Group, Inc. 2018 Term Loan B, 3.940%, (US0001M + 3.750%), 10/10/2025	134,014	0.0
805,000	Xperi Corporation 2020 Term Loan B, 4.173%, (US0001M + 4.000%), 06/01/2025	763,241	0.0
		40,959,606	1.6

	Financial: 0.0%
929,162	Blucora, Inc. 2017 Term Loan B, 4.000%, (US0003M + 3.000%), 05/22/2024	917,547	0.0

	Financial Intermediaries: 0.3%
1,624,997	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.178%, (US0001M + 3.000%), 06/15/2025	1,501,769	0.1
745,368	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.428%, (US0001M + 2.250%), 04/23/2026	700,646	0.0
688,855	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.928%, (US0001M + 2.750%), 08/21/2025	652,259	0.0
520,000	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/2027	506,188	0.0
2,383,008	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.180%, (US0001M + 3.000%), 07/21/2025	2,285,304	0.1
1,013,869	First Eagle Holdings, Inc. 2020 Term Loan B, 2.808%, (US0003M + 2.500%), 02/01/2027	978,806	0.0
1,025,305	Focus Financial Partners, LLC 2020 Term Loan, 2.178%, (US0001M + 2.000%), 07/03/2024	984,293	0.1
641,407	Victory Capital Holdings, Inc. 2020 Term Loan B, 3.937%, (US0003M + 2.500%), 07/01/2026	624,035	0.0
		8,233,300	0.3

	Food Products: 0.2%
500,000	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.685%, (US0003M + 3.500%), 10/01/2025	488,438	0.0
473,845	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/2024	463,973	0.0
1,141,632	B&G Foods, Inc. 2019 Term Loan B4, 2.678%, (US0001M + 2.500%), 10/10/2026	1,129,860	0.1
1,134,387	CHG PPC Parent LLC 2018 Term Loan B, 2.928%, (US0001M + 2.750%), 03/31/2025	1,084,757	0.0
635,000	Froneri International PLC 2020 USD Term Loan, 2.428%, (US0001M + 2.250%), 01/29/2027	599,546	0.0
1,288,957	IRB Holding Corp 2020 Term Loan B, 3.750%, (US0001M + 2.750%), 02/05/2025	1,195,105	0.1
1,034,535	Sigma Bidco B.V. 2018 USD Term Loan B, 4.451%, (US0003M + 3.000%), 07/02/2025	994,878	0.0
		5,956,557	0.2

	Food Service: 0.3%
1,496,241	1011778 B.C. Unlimited Liability Company Term Loan B4, 1.928%, (US0001M + 1.750%), 11/19/2026	1,422,551	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

2,296,231	Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/2023	1,902,428	0.1
1,400,258	Hearthside Food Solutions, LLC 2018 Term Loan B, 3.866%, (US0001M + 3.688%), 05/23/2025	1,337,597	0.1
1,034,797	US Foods, Inc. 2019 Term Loan B, 3.072%, (US0003M + 2.000%), 09/13/2026	976,589	0.0
1,250,000	Welbilt, Inc. 2018 Term Loan B, 2.678%, (US0001M + 2.500%), 10/23/2025	1,081,250	0.0
		6,720,415	0.3

	Food/Drug Retailers: 0.1%
884,651	EG Finco Limited 2018 USD Term Loan, 5.072%, (US0003M + 4.000%), 02/07/2025	836,365	0.1
36,440	Moran Foods LLC 2020 2nd Lien Term Loan, 12.183%, (US0003M + 10.750%), 10/01/2024	4,008	0.0
28,970	Moran Foods LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/2024	27,666	0.0
222,066	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/2024	204,856	0.0
728,866	United Natural Foods, Inc. Term Loan B, 4.428%, (US0001M + 4.250%), 10/22/2025	698,344	0.0
		1,771,239	0.1

	Forest Products: 0.0%
1,068,178	LABL, Inc. 2019 USD Term Loan, 4.678%, (US0001M + 4.500%), 07/01/2026	1,032,573	0.0

	Health Care: 1.0%
895,600	Accelerated Health Systems, LLC Term Loan B, 3.685%, (US0001M + 3.500%), 10/31/2025	855,298	0.0
660,918	ADMI Corp. 2018 Term Loan B, 2.928%, (US0001M + 2.750%), 04/30/2025	618,784	0.0
300,601	Agiliti Health, Inc Term Loan, 3.188%, (US0001M + 3.000%), 01/04/2026	290,832	0.0
891,014	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/2024	736,201	0.0
385,068	ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.572%, (US0003M + 3.500%), 05/10/2023	333,726	0.0
3,103,617	Bausch Health Companies, Inc. 2018 Term Loan B, 3.190%, (US0001M + 3.000%), 06/02/2025	3,017,783	0.1
826,575	Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 03/01/2024	795,923	0.0
250,913	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.072%, (US0003M + 3.000%), 06/07/2023	242,445	0.0
125,000	Da Vinci Purchaser Corp. 2019 Term Loan, 5.238%, (US0006M + 4.000%), 01/08/2027	121,979	0.0
2,022,507	DaVita, Inc. 2020 Term Loan B, 1.928%, (US0001M + 1.750%), 08/12/2026	1,965,876	0.1
392,693	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/2025	351,951	0.0
628	Emerald TopCo Inc Term Loan, 4.259%, (US0003M + 3.500%), 07/24/2026	608	0.0
1,471,802	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.928%, (US0001M + 3.750%), 10/10/2025	989,261	0.0
1,126,570	ExamWorks Group, Inc. 2017 Term Loan, 4.322%, (US0003M + 3.250%), 07/27/2023	1,104,742	0.1
290,718	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0003M + 4.250%), 03/14/2025	278,311	0.0
533,738	Global Medical Response, Inc. 2018 Term Loan B1, 4.250%, (US0003M + 3.250%), 04/28/2022	515,057	0.0
597,093	GoodRx, Inc. 1st Lien Term Loan, 2.928%, (US0001M + 2.750%), 10/10/2025	572,214	0.0
830,610	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/2025	796,117	0.0
1,323,977	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/2022	1,304,708	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,014,822	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001M + 4.500%), 06/14/2024	984,377	0.0
3,349,168	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/2023	3,185,199	0.1
1,580,318	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.429%, (US0001M + 3.250%), 06/30/2025	1,479,573	0.1
1,288,273	Phoenix Guarantor Inc 2020 Term Loan B, 3.435%, (US0001M + 3.250%), 03/05/2026	1,243,989	0.1
619,100	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.928%, (US0001M + 3.750%), 11/17/2025	580,020	0.0
1,594,169	Select Medical Corporation 2017 Term Loan B, 2.680%, (US0001M + 2.500%), 03/06/2025	1,522,431	0.1
1,266,825	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0001M + 4.500%), 12/11/2026	1,241,884	0.1
80,000	Surgery Center Holdings, Inc. 2020 Term Loan B, 9.000%, (US0001M + 8.000%), 09/03/2024	80,800	0.0
1,651	Tecomet Inc. 2017 Repriced Term Loan, 4.675%, (US0003M + 3.500%), 05/01/2024	1,570	0.0
994,962	Vizient, Inc. 2020 Term Loan B6, 2.178%, (US0001M + 2.000%), 05/06/2026	961,382	0.0
1,030,854	Wink Holdco, Inc 1st Lien Term Loan B, 4.000%, (US0001M + 3.000%), 12/02/2024	993,485	0.1
		27,166,526	1.0

	Home Furnishings: 0.0%
609,141	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250%), 09/23/2026	587,059	0.0

	Industrial: 0.1%
1,253,239	NCI Building Systems, Inc. 2018 Term Loan, 3.941%, (US0001M + 3.750%), 04/12/2025	1,196,320	0.1

	Industrial Equipment: 0.2%
850,102	APi Group DE, Inc. Term Loan B, 2.678%, (US0001M + 2.500%), 10/01/2026	825,130	0.0
378,915	EWT Holdings III Corp. 2020 Term Loan, 2.928%, (US0001M + 2.750%), 12/20/2024	368,258	0.0
1,209,546	Filtration Group Corporation 2018 1st Lien Term Loan, 3.180%, (US0001M + 3.000%), 03/29/2025	1,165,699	0.1
272,330	Gardner Denver, Inc. 2020 USD Term Loan, 1.928%, (US0001M + 1.750%), 03/01/2027	259,394	0.0
440,416	Granite Holdings US Acquisition Co. Term Loan B, 6.322%, (US0003M + 5.250%), 09/30/2026	387,566	0.0
475,000	Ingersoll-Rand Services Company 2020 USD Spinco Term Loan, 3.201%, (US0003M + 1.750%), 02/05/2027	452,437	0.0
890,168	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000%), 07/31/2022	832,864	0.1
223,268	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000%), 07/31/2022	209,314	0.0
180,000	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/2027	165,825	0.0
		4,666,487	0.2

	Insurance: 0.6%
889,441	Achilles Acquisition LLC 2018 Term Loan, 4.188%, (US0001M + 4.000%), 10/13/2025	851,640	0.0
2,705,686	Acrisure, LLC 2020 Term Loan B, 3.678%, (US0001M + 3.500%), 02/15/2027	2,563,637	0.1
144,869	Alera Group Holdings, Inc. 2018 Term Loan B, 5.072%, (US0006M + 4.000%), 08/01/2025	139,436	0.0
1,543,680	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 2.928%, (US0001M + 2.750%), 05/09/2025	1,466,496	0.1
2,121,558	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/2024	2,067,193	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

498,750	AssuredPartners Capital, Inc. 2020 Incremental Term Loan B, 4.802%, (US0003M + 4.500%), 02/12/2027	491,269	0.0
1,330,528	AssuredPartners, Inc. 2020 Term Loan B, 3.678%, (US0001M + 3.500%), 02/12/2027	1,275,644	0.0
380,323	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/2024	367,773	0.0
1,193,298	Hub International Limited 2018 Term Loan B, 4.020%, (US0003M + 3.000%), 04/25/2025	1,141,092	0.0
2,081,678	NFP Corp. 2020 Term Loan, 3.428%, (US0001M + 3.250%), 02/15/2027	1,946,369	0.1
2,354,365	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.428%, (US0001M + 3.250%), 12/31/2025	2,229,779	0.1
1,866,130	USI, Inc. 2017 Repriced Term Loan, 3.308%, (US0003M + 3.000%), 05/16/2024	1,776,555	0.1
		16,316,883	0.6

	Leisure Good/Activities/Movies: 0.4%
398,840	24 Hour Fitness Worldwide, Inc. 2020 DIP New Money Term Loan, 11.000%, (US0003M + 10.000%), 06/15/2021	362,944	0.0
1,189,191	AMC Entertainment Holdings Inc. 2019 Term Loan B, 4.080%, (US0003M + 3.000%), 04/22/2026	869,383	0.1
999,968	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.178%, (US0001M + 2.000%), 05/24/2027	955,386	0.1
790,296	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 3.058%, (US0003M + 2.750%), 09/18/2024	674,122	0.0
811	Crown Finance US, Inc. 2018 USD Term Loan, 3.322%, (US0003M + 2.250%), 02/28/2025	615	0.0
1,170,744	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.072%, (US0006M + 3.000%), 03/08/2024	902,205	0.1
1,003,941	Fitness International, LLC 2018 Term Loan B, 4.322%, (US0006M + 3.250%), 04/18/2025	645,032	0.0
460,062	Fluidra S.A. USD Term Loan B, 2.178%, (US0001M + 2.000%), 07/02/2025	444,247	0.0
288,630	GVC Holdings (Gibraltar) Limited 2020 USD Term Loan B3, 3.308%, (US0006M + 2.250%), 03/29/2024	278,528	0.0
984,200	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.928%, (US0001M + 2.750%), 07/31/2024	930,684	0.1
969,931	Life Time, Inc. 2017 Term Loan B, 3.750%, (US0003M + 2.750%), 06/10/2022	862,431	0.0
590,588	Motion Finco Sarl USD Term Loan B1, 4.322%, (US0006M + 3.250%), 11/13/2026	538,173	0.0
775,125	Playtika Holding Corp Term Loan B, 7.072%, (US0003M + 6.000%), 12/10/2024	776,578	0.0
721,928	SRAM, LLC 2018 Term Loan B, 3.750%, (US0006M + 2.750%), 03/15/2024	705,685	0.0
717,839	Thor Industries, Inc. USD Term Loan B, 3.938%, (US0001M + 3.750%), 02/01/2026	706,511	0.0
393,358	WeddingWire, Inc. 1st Lien Term Loan, 4.808%, (US0001M + 4.500%), 12/19/2025	358,939	0.0
		10,011,463	0.4

	Lodging & Casinos: 0.4%
932,876	Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 5.573%, (US0001M + 3.750%), 02/02/2026	820,930	0.0
515,000	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/2024	513,069	0.0
2,207,735	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.928%, (US0001M + 2.750%), 12/23/2024	1,978,376	0.1
665,000	Caesars Resort Collection, LLC 2020 Term Loan, 4.802%, (US0003M + 4.500%), 06/19/2025	627,119	0.0
1,171,794	Everi Payments Inc. Term Loan B, 3.822%, (US0003M + 2.750%), 05/09/2024	1,110,714	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,130,899		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/2024	1,036,186	0.0
1,634,194		PCI Gaming Authority Term Loan, 2.678%, (US0001M + 2.500%), 05/29/2026	1,571,891	0.1
1,815,107		Scientific Games International, Inc. 2018 Term Loan B5, 3.476%, (US0006M + 2.750%), 08/14/2024	1,609,092	0.1
1,521,671		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.808%, (US0003M + 3.500%), 07/10/2025	1,516,361	0.1
713,673		Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/2027	657,174	0.0
			11,440,912	0.4

		Nonferrous Metals/Minerals: 0.0%
1,058,646	(10)	Covia Holdings Corporation Term Loan, 5.387%, (US0003M + 4.000%), 06/01/2025	651,509	0.0
294,469		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/2025	212,263	0.0
			863,772	0.0

		Oil & Gas: 0.0%
691,130		Lower Cadence Holdings LLC Term Loan B, 4.184%, (US0001M + 4.000%), 05/22/2026	618,561	0.0

		Publishing: 0.1%
1,914,873		Meredith Corporation 2020 Term Loan B2, 3.260%, (US0003M + 2.500%), 01/31/2025	1,785,619	0.1

		Radio & Television: 0.5%
1,126,481		Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.260%, (US0003M + 3.500%), 08/21/2026	1,027,914	0.0
1,893,181		Diamond Sports Group, LLC Term Loan, 3.430%, (US0003M + 3.250%), 08/24/2026	1,550,042	0.1
855,577		Entercom Media Corp. 2019 Term Loan, 2.684%, (US0001M + 2.500%), 11/18/2024	803,173	0.0
1,093,877		iHeartCommunications, Inc. 2020 Term Loan, 3.178%, (US0001M + 3.000%), 05/01/2026	1,012,747	0.0
1,627,552		NASCAR Holdings, Inc Term Loan B, 2.930%, (US0003M + 2.750%), 10/19/2026	1,567,333	0.1
2,580,057		Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.923%, (US0001M + 2.750%), 09/18/2026	2,460,729	0.1
2,524,693		Sinclair Television Group Inc. Term Loan B2B, 2.690%, (US0001M + 2.500%), 09/30/2026	2,415,816	0.1
1,281,275		Terrier Media Buyer, Inc. Term Loan B, 4.428%, (US0001M + 4.250%), 12/17/2026	1,226,821	0.1
1,143,063		Univision Communications Inc. Term Loan C5, 2.928%, (US0001M + 2.750%), 03/15/2024	1,062,096	0.0
			13,126,671	0.5

		Retailers (Except Food & Drug): 0.2%
784,997		Bass Pro Group, LLC Term Loan B, 5.178%, (US0001M + 5.000%), 09/25/2024	758,700	0.0
1,409,912		BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.435%, (US0001M + 2.250%), 02/03/2024	1,369,730	0.1
250,957		Harbor Freight Tools USA, Inc. 2018 Term Loan B, 3.250%, (US0001M + 2.500%), 08/18/2023	242,236	0.0
4,309		Jo-Ann Stores, Inc. 2016 Term Loan, 5.395%, (US0006M + 5.000%), 10/20/2023	2,693	0.0
1,572,715		Leslies Poolmart, Inc. 2016 Term Loan, 3.678%, (US0001M + 3.500%), 08/16/2023	1,511,575	0.1
1,363,854		Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.335%, (US0001M + 3.250%), 04/09/2025	231,855	0.0
			4,116,789	0.2

		Surface Transport: 0.1%
1,132,589		Navistar International Corporation 2017 1st Lien Term Loan B, 3.700%, (US0001M + 3.500%), 11/06/2024	1,075,960	0.1
1,017,498		PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/2024	977,645	0.0
293,266		Savage Enterprises LLC 2020 Term Loan B, 3.190%, (US0001M + 3.000%), 08/01/2025	284,010	0.0
			2,337,615	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

	Technology: 0.1%
2,344,949	Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/2024	2,060,624	0.1

	Telecommunications: 0.9%
1,035,534	Altice Financing SA USD 2017 1st Lien Term Loan, 2.930%, (US0001M + 2.750%), 01/31/2026	982,031	0.0
2,984,095	Altice France S.A. USD Term Loan B11, 2.928%, (US0001M + 2.750%), 07/31/2025	2,842,350	0.1
1,716,285	Asurion LLC 2018 Term Loan B6, 3.178%, (US0001M + 3.000%), 11/03/2023	1,664,797	0.1
4,197,808	Asurion LLC 2018 Term Loan B7, 3.178%, (US0001M + 3.000%), 11/03/2024	4,065,317	0.2
1,350,004	Avaya, Inc. 2018 Term Loan B, 4.435%, (US0001M + 4.250%), 12/15/2024	1,249,878	0.1
3,123,702	CenturyLink, Inc. 2020 Term Loan B, 2.428%, (US0001M + 2.250%), 03/15/2027	2,954,338	0.1
1,297,681	CommScope, Inc. 2019 Term Loan B, 3.428%, (US0001M + 3.250%), 04/06/2026	1,236,041	0.1
468,200	Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/2026	442,215	0.0
207,626	Consolidated Communications, Inc. 2016 Term Loan B, 4.000%, (US0001M + 3.000%), 10/04/2023	198,075	0.0
422,090	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.428%, (US0001M + 4.250%), 11/29/2025	368,142	0.0
120,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.428%, (US0001M + 8.250%), 11/29/2026	92,100	0.0
982,412	GTT Communications, Inc. 2018 USD Term Loan B, 2.930%, (US0001M + 2.750%), 05/31/2025	736,195	0.0
468,825	Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/2026	461,089	0.0
1,381,488	Level 3 Financing Inc. 2019 Term Loan B, 1.928%, (US0001M + 1.750%), 03/01/2027	1,308,960	0.1
360,000	Northwest Fiber, LLC Term Loan B, 5.673%, (US0003M + 5.500%), 05/21/2027	358,200	0.0
1,145,000	T-Mobile USA, Inc. 2020 Term Loan, 3.178%, (US0001M + 3.000%), 04/01/2027	1,145,000	0.0
1,560,827	Zayo Group Holdings, Inc. USD Term Loan, 3.178%, (US0001M + 3.000%), 03/09/2027	1,484,493	0.1
1,045,000	Ziggo Financing Partnership USD Term Loan I, 2.685%, (US0001M + 2.500%), 04/30/2028	990,138	0.0
		22,579,359	0.9

	Utilities: 0.1%
605,600	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 2.178%, (US0001M + 2.000%), 01/15/2025	583,647	0.0
1,984,997	Calpine Corporation 2019 Term Loan B10, 2.178%, (US0001M + 2.000%), 08/12/2026	1,911,179	0.1
463,598	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/2024	446,212	0.0
399,080	Sabre Industries, Inc. 2019 Term Loan B, 4.494%, (US0006M + 3.500%), 04/15/2026	389,103	0.0
		3,330,141	0.1

	Total Bank Loans
	(Cost $290,345,759)	273,426,707	10.5

U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Bonds: 0.1%
6,000	0.625%,05/15/2030	5,983	0.0
1,631,000	2.000%,02/15/2050	1,867,431	0.1

	Total U.S. Treasury Obligations
	(Cost $1,819,455)	1,873,414	0.1

CONVERTIBLE BONDS/NOTES: 0.0%
	Communications: 0.0%
385,000	DISH Network Corp., 3.375%, 08/15/2026	354,629	0.0

	Total Convertible Bonds/Notes
	(Cost $378,216)	354,629	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
6,294	5.500%,10/01/2039	7,227	0.0

	Total U.S. Government Agency Obligations
	(Cost $6,788)	7,227	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
		Consumer Staples: –%
2,038	(11),(12)	Save-A-Lot, Inc. / Moran Foods	–	–

	Total Common Stock
	(Cost $–)		–	–

			Value	Percentage of Net Assets
PURCHASED OPTIONS (13): 0.0%
	Total Purchased Options
	(Cost $2,938,117)		1,544,934	0.0

	Total Long-Term Investments
	(Cost $2,563,150,621)		2,467,759,907	94.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
		Repurchase Agreements: 0.4%
2,142,227	(14)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,142,233, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,185,072, due 08/01/20-02/20/70)	2,142,227	0.1
1,223,299	(14)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,223,304, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,247,770, due 07/31/20-11/15/49)	1,223,299	0.0
2,250,082	(14)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,250,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,295,084, due 07/31/21-05/20/70)	2,250,082	0.1
1,793,241	(14)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,793,245, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,829,106, due 07/31/20-07/01/50)	1,793,241	0.1
2,258,500	(14)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,258,515, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,308,905, due 01/15/22-02/15/47)	2,258,500	0.1

	Total Repurchase Agreements
	(Cost $9,667,349)		9,667,349	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.7%
14,647,879	(15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	14,647,879	0.6

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

134,783,000	(15)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	134,783,000	5.1
	Total Mutual Funds
	(Cost $149,430,879)		149,430,879	5.7

	Total Short-Term Investments
	(Cost $159,098,228)		159,098,228	6.1

	Total Investments in Securities (Cost $2,722,248,849)		$ 2,626,858,135	100.5
	Liabilities in Excess of Other Assets		(13,988,324)	(0.5)
	Net Assets		$ 2,612,869,811	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2020.
(7)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents or includes a TBA transaction.
(10)	Security is a Master Limited Partnership.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(12)	Non-income producing security.
(13)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(14)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(15)	Rate shown is the 7-day yield as of June 30, 2020.

Currency Abbreviations:
EUR	EU Euro
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Purchased Options	–	1,544,934	–	1,544,934
Corporate Bonds/Notes	–	485,945,448	–	485,945,448
Collateralized Mortgage Obligations	–	796,610,779	–	796,610,779
Asset-Backed Securities	–	327,734,715	–	327,734,715
Bank Loans	–	273,426,707	–	273,426,707
Sovereign Bonds	–	79,521,920	–	79,521,920
Commercial Mortgage-Backed Securities	–	500,740,134	–	500,740,134
Convertible Bonds/Notes	–	354,629	–	354,629
U.S. Government Agency Obligations	–	7,227	–	7,227
U.S. Treasury Obligations	–	1,873,414	–	1,873,414
Short-Term Investments	149,430,879	9,667,349	–	159,098,228
Total Investments, at fair value	$149,430,879	$2,477,427,256	$–	$2,626,858,135
Other Financial Instruments+
Centrally Cleared Swaps	–	2,010,750	–	2,010,750
Forward Foreign Currency Contracts	–	3,072,794	–	3,072,794
Futures	55,343	–	–	55,343
Total Assets	$149,486,222	$2,482,510,800	$–	$2,631,997,022
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,768,274)	$–	$(3,768,274)
Forward Foreign Currency Contracts	–	(3,049,627)	–	(3,049,627)
Futures	(1,494,852)	–	–	(1,494,852)
Total Liabilities	$(1,494,852)	$(6,817,901)	$–	$(8,312,753)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON 4,488	USD 998	Barclays Bank PLC	08/07/20	$ 42
MYR 131,109	USD 30,103	Barclays Bank PLC	08/07/20	433
MXN 98,050	USD 4,058	Barclays Bank PLC	08/14/20	182
COP 7,941,424	USD 2,025	Barclays Bank PLC	08/14/20	80
USD 11,113,722	NZD 17,476,360	BNP Paribas	07/17/20	(164,186)
USD 26,314,250	GBP 20,989,588	BNP Paribas	07/17/20	303,396
RUB 311,366,080	USD 4,490,121	BNP Paribas	08/07/20	(136,070)
RUB 313,179,636	USD 4,556,034	BNP Paribas	08/07/20	(176,622)
RUB 20,141,334	USD 291,236	BNP Paribas	08/07/20	(9,585)
THB 122,156	USD 3,800	BNP Paribas	08/07/20	152
USD 1,700	ZAR 31,524	BNP Paribas	08/07/20	(109)
HUF 655,795	USD 2,024	BNP Paribas	08/07/20	56
BRL 20,566	USD 3,530	BNP Paribas	08/14/20	244
USD 6,203,821	GBP 4,862,950	Brown Brothers Harriman & Co.	07/17/20	177,525
AUD 9,284,487	USD 6,425,654	Brown Brothers Harriman & Co.	07/17/20	(17,831)
USD 36,825,483	GBP 29,652,702	Brown Brothers Harriman & Co.	07/17/20	79,069
CAD 8,154,032	USD 6,022,354	Brown Brothers Harriman & Co.	07/17/20	(15,877)
CHF 7,295,969	USD 7,729,960	Brown Brothers Harriman & Co.	07/17/20	(25,702)
CHF 16,253,912	USD 17,091,786	Brown Brothers Harriman & Co.	07/17/20	71,709
CHF 23,531,193	USD 24,764,333	Brown Brothers Harriman & Co.	07/17/20	83,686
USD 7,903,595	GBP 6,362,502	Brown Brothers Harriman & Co.	07/17/20	19,014
USD 8,293,246	CAD 11,347,632	Brown Brothers Harriman & Co.	07/17/20	(65,721)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

AUD 29,641,168	USD 20,410,226	Brown Brothers Harriman & Co.	07/17/20	47,054
USD 6,979,377	GBP 5,679,929	Brown Brothers Harriman & Co.	07/17/20	(59,341)
CAD 5,637,808	USD 4,144,685	Brown Brothers Harriman & Co.	07/17/20	8,274
CHF 11,748,657	USD 12,394,916	Brown Brothers Harriman & Co.	07/17/20	11,206
USD 11,165,199	AUD 16,101,500	Brown Brothers Harriman & Co.	07/17/20	52,516
USD 6,145,610	NOK 59,096,567	Brown Brothers Harriman & Co.	07/17/20	(150,027)
CAD 8,378,226	USD 6,173,397	Brown Brothers Harriman & Co.	07/17/20	28,170
SEK 54,255,897	USD 5,793,168	Brown Brothers Harriman & Co.	07/17/20	30,546
CAD 21,182,422	USD 15,666,487	Brown Brothers Harriman & Co.	07/17/20	(62,953)
USD 5,499,373	CHF 5,284,864	Brown Brothers Harriman & Co.	07/17/20	(81,237)
SEK 51,906,499	USD 5,600,844	Brown Brothers Harriman & Co.	07/17/20	(29,310)
SEK 50,971,586	USD 5,548,326	Brown Brothers Harriman & Co.	07/17/20	(77,144)
NOK 174,239,658	USD 17,971,902	Brown Brothers Harriman & Co.	07/17/20	131,512
NOK 40,339,039	USD 4,353,418	Brown Brothers Harriman & Co.	07/17/20	(162,212)
USD 13,416,110	GBP 10,653,092	Brown Brothers Harriman & Co.	07/17/20	214,516
USD 13,659,230	CHF 12,883,645	Brown Brothers Harriman & Co.	07/17/20	54,605
JPY 733,038,308	USD 6,861,194	Brown Brothers Harriman & Co.	07/17/20	(70,881)
USD 22,079,488	JPY 2,372,317,331	Brown Brothers Harriman & Co.	07/17/20	104,134
NZD 14,797,445	USD 9,501,928	Brown Brothers Harriman & Co.	07/17/20	47,214
JPY 1,198,177,559	USD 11,183,404	Brown Brothers Harriman & Co.	07/17/20	(84,393)
USD 5,180,375	CHF 4,980,202	Citibank N.A.	07/17/20	(78,524)
SEK 51,806,041	USD 5,641,249	Citibank N.A.	07/17/20	(80,498)
CHF 7,466,829	USD 7,875,452	Citibank N.A.	07/17/20	9,227
JPY 1,108,550,019	USD 10,352,268	Citibank N.A.	07/17/20	(83,498)
USD 7,724,339	SEK 72,352,009	Citibank N.A.	07/17/20	(41,773)
USD 9,391,606	CHF 8,956,708	Citibank N.A.	07/17/20	(66,327)
EUR 10,057,275	USD 11,331,099	Citibank N.A.	07/17/20	(27,868)
AUD 7,503,037	USD 5,138,310	Citibank N.A.	07/17/20	40,019
EUR 318,315	USD 361,086	Citibank N.A.	07/17/20	(3,337)
USD 11,074,142	GBP 8,869,167	Citibank N.A.	07/17/20	83,235
USD 7,955,024	SEK 74,999,921	Citibank N.A.	07/17/20	(95,309)
EUR 17,218,082	USD 19,346,700	Citibank N.A.	07/17/20	4,463
CHF 7,582,526	USD 7,984,429	Citibank N.A.	07/17/20	22,422
USD 5,526,394	CAD 7,494,675	Citibank N.A.	07/17/20	5,617
SEK 55,002,185	USD 5,896,098	Citibank N.A.	07/17/20	7,721
EUR 9,783,116	USD 11,084,911	Citibank N.A.	07/17/20	(89,803)
USD 6,119,328	JPY 664,695,429	Citibank N.A.	07/17/20	(37,908)
USD 10,766,092	GBP 8,567,551	Citibank N.A.	07/17/20	148,956
USD 7,802,375	SEK 72,799,168	Citibank N.A.	07/17/20	(11,734)
USD 8,120,927	RUB 601,748,501	Citibank N.A.	08/07/20	(293,747)
USD 365	ILS 1,277	Citibank N.A.	08/07/20	(4)
USD 2,247,182	IDR 34,295,142,775	Citibank N.A.	08/07/20	(98,057)
USD 169,931	PLN 716,080	Citibank N.A.	08/07/20	(11,088)
CLP 1,235,317	USD 1,496	Citibank N.A.	08/14/20	9
USD 7,288,875	NZD 11,335,114	Deutsche Bank AG	07/17/20	(25,942)
USD 25,927,560	EUR 23,200,773	Deutsche Bank AG	07/17/20	(147,466)
USD 461,877	NOK 4,316,391	Deutsche Bank AG	07/17/20	13,406
USD 6,025,843	PEN 20,713,836	Deutsche Bank AG	08/14/20	181,850
IDR 1,450,291,125	USD 101,918	HSBC Bank USA N.A.	08/07/20	(2,741)
USD 405	PHP 20,502	JPMorgan Chase Bank N.A.	08/07/20	(6)
CZK 42,445	USD 1,672	JPMorgan Chase Bank N.A.	08/07/20	118
TRY 6,411	USD 866	JPMorgan Chase Bank N.A.	08/07/20	61
USD 8,680,096	SEK 81,305,057	Morgan Stanley Capital Services LLC	07/17/20	(47,017)
USD 7,824,735	SEK 72,702,405	Morgan Stanley Capital Services LLC	07/17/20	21,012
USD 13,188,809	NOK 126,122,703	Morgan Stanley Capital Services LLC	07/17/20	84,723
USD 7,837,339	SEK 74,113,792	Morgan Stanley Capital Services LLC	07/17/20	(117,880)
AUD 32,096,104	USD 21,996,044	Morgan Stanley Capital Services LLC	07/17/20	155,546
USD 5,651,505	CHF 5,430,086	Morgan Stanley Capital Services LLC	07/17/20	(82,453)
USD 4,035,877	EUR 3,568,912	Morgan Stanley Capital Services LLC	07/17/20	24,826
USD 5,291,742	CHF 5,057,671	Morgan Stanley Capital Services LLC	07/17/20	(48,960)
USD 5,015,194	NOK 47,846,682	Morgan Stanley Capital Services LLC	07/17/20	43,947
USD 7,464,471	GBP 5,923,349	Morgan Stanley Capital Services LLC	07/17/20	124,100
GBP 4,891,310	USD 6,225,340	Morgan Stanley Capital Services LLC	07/17/20	(163,900)
CHF 38,939,749	USD 40,492,684	Standard Chartered Bank	07/17/20	626,167
EUR 9,162,674	USD 10,287,768	Standard Chartered Bank	07/17/20	10,034
PEN 629,234	USD 182,112	Standard Chartered Bank	08/14/20	(4,586)
				$ 23,167

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
CBOE Volatility Index	209	08/19/20	$6,651,425	$(310,788)
U.S. Treasury 10-Year Note	161	09/21/20	22,406,672	55,343
U.S. Treasury Ultra Long Bond	1,001	09/21/20	218,374,406	(478,296)
			$247,432,503	$(733,741)
Short Contracts:
U.S. Treasury 2-Year Note	(50)	09/30/20	(11,041,406)	(8,687)
U.S. Treasury 5-Year Note	(400)	09/30/20	(50,296,875)	(85,143)
U.S. Treasury Long Bond	(24)	09/21/20	(4,285,500)	(77,300)
U.S. Treasury Ultra 10-Year Note	(324)	09/21/20	(51,024,938)	(534,638)
			$(116,648,719)	$(705,768)

At June 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	Buy	(1.000)	12/20/24	USD	15,120,000	$(336,208)	$63,788
						$(336,208)	$63,788

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 33, Version 1	Sell	1.000	12/20/24	USD	15,120,000	179,928	(215,500)
						179,928	$(215,500)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At June 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.026%	Semi-Annual	03/12/22	USD	258,000	$7,879	$7,879
Pay	3-month USD-LIBOR	Quarterly	2.246	Semi-Annual	03/12/25	USD	49,000	4,464	4,464
Pay	3-month USD-LIBOR	Quarterly	2.238	Semi-Annual	03/09/26	USD	20,892,000	1,934,619	1,934,619
Receive	3-month USD-LIBOR	Quarterly	1.923	Semi-Annual	03/20/22	USD	575,000	(16,757)	(16,757)
Receive	3-month USD-LIBOR	Quarterly	0.357	Semi-Annual	06/29/25	USD	395,606,500	(681,779)	(681,779)
Receive	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/29/25	USD	395,606,500	(701,540)	(701,541)
Receive	3-month USD-LIBOR	Quarterly	2.839	Semi-Annual	04/11/28	USD	12,000,000	(2,152,697)	(2,152,697)
								$(1,605,811)	$(1,605,812)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

At June 30, 2020, the following OTC purchased equity options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200	USD	926,781	75,325,609	$936,698	$962,247
iShares Russell 2000 ETF	Citibank N.A.	Put	07/17/20	119.000	USD	211,693	30,310,204	947,178	67,874
								$1,883,876	$1,030,121

At June 30, 2020, the following over-the-counter purchased foreign currency dual digital options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price(1)		Notional Amount	Cost	Fair Value

AUD/USD & USD/JPY Dual Digital	Citibank N.A.	08/17/20	0.6290 & 105.250	USD	3,050,000	$250,100	$21,348
						$250,100	$21,348

At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640	USD	71,339,000	$410,864	$282,244
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	09/16/20	0.640	USD	51,713,000	393,277	211,221
						$804,141	$493,465

(1)	The Fund will receive payment from the counterparty if both the AUD/USD exchange rate is less than or equal to 0.6290 and the USD/JPY exchange rate is less than or equal to 105.250 at expiration.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,744,919,908.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$40,045,784
Gross Unrealized Depreciation	(158,078,651)
Net Unrealized Depreciation	$(118,032,867)